================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number 811-07447


                              Virtus Insight Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               101 Munson Street
                            Greenfield,MA 01301-9668
               -------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford,CT 06103-4506
                     -------------------------------------
                    (Name and address of agent for service)

     Registrant's telephone number, including area code:  (800) 243-1574


                      Date of fiscal year end: December 31


                    Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

                         VIRTUS BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                          PAR VALUE       VALUE
                                                         ----------     ----------
U.S. GOVERNMENT SECURITIES--4.2%

U.S. Treasury Bond
 6.250%, 8/15/23                                          $     324      $     402
 5.375%, 2/15/31                                                234            268
 3.500%, 2/15/39                                                460            386
 4.250%, 5/15/39                                                385            369
U.S. Treasury Note
 2.000%, 11/30/13                                               650            665
 4.000%, 2/15/15                                                 65             71
 4.875%, 8/15/16(4)                                              97            109
 3.125%, 10/31/16                                               390            404
 2.375%, 7/31/17                                                 80             78
 3.750%, 11/15/18                                               280            294
                                                                         ---------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,103)                                                     3,046
                                                                         ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS--0.9%

Israel Government AID Bond Series 7-Z 0.000%,
 8/15/22                                                        690            420
Rowan Cos., Inc. 4.330%, 5/1/19                                 243            251
                                                                         ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $652)                                                         671
                                                                         ---------
MORTGAGE-BACKED SECURITIES--14.8%

AGENCY--7.6%
FHLMC
 5.500%, 7/1/35                                                 263            283
 6.000%, 12/1/36                                                209            228
FHLMC REMIC
 2513, JE 5.000%, 10/15/17                                      325            346
 2886, BE 4.500%, 11/15/19                                      260            274
 2886, CK 5.000%, 11/15/19                                      280            301
 2835, HB 5.500%, 8/15/24                                       302            328
 2770, LA 4.500%, 4/15/33                                        72             75
FNMA
 4.500%, 1/1/20                                                 140            148
 7.500%, 11/1/26                                                 --(6)          --(6)
 7.500%, 3/1/27                                                   1              1
 7.500%, 3/1/27                                                   5              6
 5.500%, 12/1/33                                                127            137
 5.500%, 1/1/34                                                  77             83
 5.000%, 7/1/34                                                 250            263
 5.000%, 11/1/34                                                 52             55
 2.203%, 1/1/35(3)                                              119            123
 6.000%, 3/1/35                                                  54             59
 5.500%, 6/1/35                                                 106            114
 5.500%, 7/1/35                                                  96            104
 5.000%, 9/1/35                                                 205            216
 6.500%, 5/1/36                                                 234            265
 5.000%, 6/1/40                                                 320            337
 4.500%, 2/1/41                                                 564            575
FNMA Grantor Trust 00-T8, A 7.435%, 12/25/30(3)                  13             15
GNMA
 8.000%, 11/15/26                                                14             17
 7.000%, 9/15/31                                                  4              4
 5.500%, 7/15/33                                                100            109
 5.000%, 9/15/39                                                400            426
GNMA Structured Securities
 03-17, AB 4.650%, 7/16/31                                      188            198
 04-108, C 5.039%, 12/16/32(3)                                  195            205
 11-38, AB 2.528%, 6/16/34                                      230            232
                                                                         ---------
                                                                             5,527
                                                                         ---------
NON-AGENCY--7.2%
Adjustable Rate Mortgage Trust 05-11, 2A42
 3.078%, 2/25/36(3)                                             539            271
Bear Stearns Commercial Mortgage Securities, Inc.
 06-T22, A4 5.520%, 4/12/38(3)                                  195            213
 06-PW14, A4 5.201%, 12/11/38                                   165            174
 04-T14, A4 5.200%, 1/12/41(3)                                  265            283
 05-T18, A4 4.933%, 2/13/42(3)                                  275            292
 07-PW15, A2 5.205%, 2/11/44                                    152            154
Citigroup-Deutsche Bank Commercial Mortgage
 Trust 06-CD3, A2 5.560%, 10/15/48                              269            277
Countrywide Home Loans Series 03-J6, 1A1
 5.500%, 8/25/33                                                118            125
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
 3.219%, 6/19/35(3)                                              45             44
Greenwich Capital Commercial Funding Corp. 07-
 GG9, A4 5.444%, 3/10/39                                        330            349
GSR Mortgage Loan Trust 05-4F, 3A1 6.500%,
 4/25/20                                                        207            212
Lehman Brothers-UBS Commercial Mortgage Trust
 05-C2, A2 4.821%, 4/15/30                                       22             22

                        VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)


                                                        PAR VALUE     VALUE
                                                        ---------   ----------
NON-AGENCY--(CONTINUED)
  06-C3, A4 5.661%, 3/15/39(3)                          $     330   $      356
MASTR Adjustable Rate Mortgages Trust 05-8,
  3A1 6.000%, 12/25/35 (3)                                    388          283
MASTR Alternative Loans Trust
  04-10, 3A1 5.000%, 9/25/19                                  232          235
  04-13, 12A1 5.500%, 12/25/19                                111          116
  04-13, 8A1 5.500%, 1/25/25                                   76           77
MASTR Asset Securitization Trust
  03-7, 4A33 5.250%, 9/25/33                                  133          139
  03-10, 3A1 5.500%, 11/25/33                                 165          173
Morgan Stanley Mortgage Loan Trust 06-7, 5A2
  5.962%, 6/25/36 (3)                                         288          170
Residential Funding Mortgage Securities II, Inc.
  01-HS2, A5 7.420%, 4/25/31 (3)                               19           18
Residential Funding Securities LLC 03-RM2, AII
  5.000%, 5/25/18                                             137          143
Structured Asset Securities Corp.
  03-34A, 6A 2.603%, 11/25/33(3)                               94           90
  05-2XS, 2A2 1.762%, 2/25/35(3)                               70           57
  05-15,4A1 6.000%, 8/25/35                                   146          129
Washington Mutual Alternative Mortgage Pass-
  Through Certificates
  05-4, CB7 5.500%, 6/25/35                                   296          258
  05-6, 2A7 5.500%, 8/25/35                                   134          131
Washington Mutual Mortgage Pass-Through
  Certificates
  02-S8, 2A7 5.250%, 1/25/18                                   88           90
  03-S11, A1 5.000%, 11/25/33                                 248          256
Wells Fargo & Co. 05-AR4, B1 2.754%, 4/25/35 (3)              196           49
                                                                    ----------
                                                                         5,186
                                                                    ----------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,987)                                               10,713
                                                                    ----------

ASSET-BACKED SECURITIES--2.5%

Ally Auto Receivables Trust 11-1, A4 2.230%,
  3/15/16                                                     225          226
Bank of America Auto Trust 10-2, A3 1.310%,
  7/15/14                                                     325          327
E*Trade RV & Marine Trust 04-1, A3 3.620%,
  10/8/18                                                       3            3
Ford Credit Auto Owner Trust 09-B, A4 4.500%,
  7/15/14                                                     215          227
Mercedes-Benz Auto Receivables Trust
  09-1, A3 1.670%, 1/15/14                                    315          318
  10-1, A3 1.420%, 8/15/14                                    220          222
Triad Auto Receivables Owner Trust 07-B, A4A
  5.430%, 7/14/14                                             185          193
World Omni Automobile Lease Securitization Trust
  09-A, A3 1.650%, 2/15/13                                    280          281
                                                                    ----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,775)                                                 1,797
                                                                    ----------
CORPORATE BONDS--9.2%

CONSUMER DISCRETIONARY--0.7%
Comcast Corp. 5.150%, 3/1/20                                  130          135
Directv Holdings Llc Directv Financing CO Inc,
  5%, 3 01 21 5.000%, 3/1/21                                  150          151
Time Warner Cable, Inc. 5.000%, 2/1/20                        225          227
                                                                    ----------
                                                                           513
                                                                    ----------

CONSUMER STAPLES--0.2%
Proctor & Gamble Co. ESOP Series A 9.360%,
  1/1/21                                                      121          158
                                                                    ----------
ENERGY--0.5%

ConocoPhillips Holding Co. 6.950%, 4/15/29                    165          197
Devon Energy Corp. 7.950%, 4/15/32                            125          162
                                                                    ----------
                                                                           359
                                                                    ----------

FINANCIALS--3.4%
American Express Credit Corp. 5.125%, 8/25/14                 215          232
Associates Corp. North America 6.950%, 11/1/18                 60           67
AvalonBay Communities, Inc. 6.100%, 3/15/20                   220          246
Bank of America Corp. 6.250%, 4/15/12                         220          232
Boston Properties LP 4.125%, 5/15/21                          175          166
Citigroup, Inc. 5.850%, 7/2/13                                125          135
General Electric Capital Corp. 4.875%, 3/4/15                  75           81
Merrill Lynch & Co., Inc. 6.050%, 8/15/12                     100          106
National Rural Utilities Cooperative Finance Corp.
  3.050%, 3/1/16                                              225          226
PNC Funding Corp. 3.625%, 2/8/15                              230          238
Prudential Financial, Inc. 5.375%, 6/21/20                    120          125
Royal Bank of Scotland Group (The) plc 5.000%,
  10/1/14                                                     200          201
Travelers Cos., Inc. (The) 5.500%, 12/1/15                    325          360
                                                                    ----------
                                                                         2,415
                                                                    ----------

                        VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE     VALUE
                                                        ---------   ----------
HEALTH CARE--0.4%
Merck & Co., Inc. 6.500%, 12/1/33                       $     150   $      176
Unitedhealth Group, Inc. 5.950%, 2/15/41                      125          126
                                                                    ----------
                                                                           302
                                                                    ----------

INDUSTRIALS--1.1%
Boeing Co. (The)
  3.500%, 2/15/15                                             175          183
  8.750%, 9/15/31                                             100          135
Caterpillar, Inc. 7.300%, 5/1/31                              200          255
Republic Services, Inc. 5.500%, 9/15/19                       200          215
                                                                    ----------
                                                                           788
                                                                    ----------

INFORMATION TECHNOLOGY--0.3%
Hewlett-Packard Co. 2.125%, 9/13/15                           240          236
                                                                    ----------

MATERIALS--0.6%
Airgas, Inc. 2.850%, 10/1/13                                  230          233
CRH America, Inc. 5.625%, 9/30/11                             196          201
                                                                    ----------
                                                                           434
                                                                    ----------

TELECOMMUNICATION SERVICES--1.0%
BellSouth Corp. 6.000%, 11/15/34                              235          230
Verizon Global Funding Corp. 7.750%, 12/1/30                   30           36
Vodafone Group plc 3.375%, 11/24/15                           400          407
                                                                    ----------
                                                                           673
                                                                    ----------

UTILITIES--1.0%
America Water Works 6.593%, 10/15/37                          130          138
Consolidated Edison Co. of New York 5.700%,
  2/1/34                                                       50           52
Dominion Resources, Inc. 5.200%, 8/15/19                      200          213
Southern Co. 2.375%, 9/15/15                                  240          236
Virginia Electric & Power Co. Series A 4.750%,
  3/1/13                                                      100          106
                                                                    ----------
                                                                           745
                                                                    ----------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $6,361)                                                 6,623
                                                                    ----------


                                                         SHARES       VALUE
                                                        ---------   ----------
COMMON STOCKS--67.5%

CONSUMER DISCRETIONARY--8.2%
Amazon.com, Inc.(2)                                           400           72
Amerigon, Inc.(2)(4)                                        4,350           66
Archipelago Learning, Inc.(2)(4)                            2,550           22
Arctic Cat, Inc.(2)                                         8,700          135
Asbury Automotive Group, Inc.(2)                            2,100           39
Autoliv, Inc.(4)                                            3,000          223
AutoZone, Inc.(2)                                             250           68
Best Buy Co., Inc.                                          3,400           98
Body Central Corp.(2)                                       2,200           51
Buffalo Wild Wings, Inc.(2)(4)                                900           49
Carnival plc ADR                                              500           20
Cato Corp. (The) Class A                                    1,300           32
China Lodging Group Ltd. ADR(2)(4)                          1,910           33
Collective Brands, Inc.(2)(4)                               5,140          111
Comcast Corp. Class A                                       6,650          164
DIRECTV Class A(2)                                         14,450          676
Dollar Tree, Inc.(2)                                        7,100          394
Expedia, Inc.                                               2,150           49
Fred's, Inc. Class A                                        2,900           39
Helen of Troy Ltd.(2)                                       4,000          118
Honda Motor Co., Ltd. Sponsored ADR                         1,590           60
Knology, Inc.(2)                                            7,650           99
Macy's, Inc.                                               12,000          291
Panera Bread Co. Class A(2)                                 1,350          171
Pearson plc Sponsored ADR                                   3,720           66
Pep Boys - Manny Moe & Jack (The)                           7,800           99
PetSmart, Inc.                                              4,500          184
priceline.com, Inc.(2)                                        180           91
Ross Stores, Inc.                                           2,500          178
Shuffle Master, Inc.(2)                                     2,750           29
Shutterfly, Inc.(2)                                           700           37
Sinclair Broadcast Group, Inc. Class A                     11,400          143
Sony Corp. Sponsored ADR                                    4,265          136
Sotheby's Holdings, Inc.                                    1,550           82
Stage Stores, Inc.                                          8,600          165
Time Warner Cable, Inc.                                     7,500          535
TJX Cos., Inc.                                             10,800          537
TRW Automotive Holdings Corp.(2)                            8,000          441
Ulta Salon, Cosmetics & Fragrance, Inc.(2)                  1,300           63
Warnaco Group, Inc. (The)(2)                                  900           51
WPP plc Sponsored ADR                                         470           29
                                                                    ----------
                                                                         5,946
                                                                    ----------

CONSUMER STAPLES--3.7%
Companhia Brasileira de Distribuicao Grupo Pao
  de Acucar ADR(4)                                            525           22
Corn Products International, Inc.                           3,750          194

                        VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                         SHARES       VALUE
                                                        ---------   ----------
CONSUMER STAPLES--(CONTINUED)
Costco Wholesale Corp.                                      1,700   $      125
Cresud S.A.C.I.F. y A Sponsored ADR                         5,160           93
Delhaize Group SA Sponsored ADR                               735           60
Diageo plc Sponsored ADR                                      735           56
Fomento Economico Mexicano S.A.B. de C.V.
  Sponsored ADR                                               575           34
Hansen Natural Corp.(2)                                     2,925          176
Herbalife Ltd.                                              1,500          122
Lorillard, Inc.(4)                                          5,000          475
Pantry, Inc., (The)(2)                                      6,950          103
Procter & Gamble Co. (The)                                  1,800          111
Smart Balance, Inc.(2)                                      8,150           38
SunOpta, Inc.(2)                                            4,700           35
Tyson Foods, Inc. Class A                                   4,500           86
Wal-Mart Stores, Inc.                                       8,000          416
Walgreen Co.                                               13,500          542
                                                                    ----------
                                                                         2,688
                                                                    ----------

ENERGY--8.9%
Alpha Natural Resources, Inc.(2)(4)                         1,350           80
Chevron Corp.                                               3,900          419
Cimarex Energy Co.                                          5,125          591
Clayton Williams Energy, Inc.(2)                            1,800          190
Cloud Peak Energy, Inc.(2)                                  4,400           95
CNOOC Ltd. ADR                                                160           40
Complete Production Services, Inc.(2)                       4,600          146
ConocoPhillips                                             11,050          882
Core Laboratories N.V.                                        750           77
Dril-Quip, Inc.(2)                                            750           59
ENI S.p.A. Sponsored ADR                                      620           30
Exxon Mobil Corp.                                          11,500          968
Gran Tierra Energy, Inc.(2)                                 5,000           40
Hess Corp.                                                  3,500          298
Marathon Oil Corp.                                          1,550           83
National Oilwell Varco, Inc.                                5,575          442
Oasis Petroleum, Inc.(2)(4)                                 1,250           40
Occidental Petroleum Corp.                                  4,800          502
Parker Drilling Co.(2)                                     15,400          106
Peabody Energy Corp.                                        4,900          353
PetroChina Co., Ltd. ADR                                      295           45
Repsol YPF SA Sponsored ADR                                 2,065           71
Royal Dutch Shell plc ADR                                   1,060           77
Statoil ASA Sponsored ADR                                   2,755           76
TETRA Technologies, Inc.(2)                                 8,100          125
Total SA Sponsored ADR                                        960           59
Vaalco Energy, Inc.(2)                                     29,750          231
Whiting Petroleum Corp.(2)                                  4,400          323
                                                                    ----------
                                                                         6,448
                                                                    ----------

FINANCIALS--9.8%
AFLAC, Inc.(4)                                              1,475           78
Allianz SE ADR                                              6,685           94
Allied World Assurance Co. Holdings Ltd.                    5,200          326
American Safety Insurance Holdings Ltd.(2)                  4,000           86
Ameriprise Financial, Inc.                                  6,900          421
Argo Group International Holdings Ltd.                      2,700           89
Assurant, Inc.                                              4,000          154
Banco Macro SA ADR(4)                                         610           24
BanColombia SA Sponsored ADR                                  620           39
Bank of America Corp.                                      19,300          257
BBVA Banco Frances SA ADR                                   2,335           26
BlackRock, Inc.                                               325           65
Brookfield Asset Management, Inc. Class A                   1,100           36
Brookfield Properties Corp.                                 1,695           30
CIT Group, Inc.(2)                                          9,400          400
CommonWealth REIT                                           4,050          105
Credit Suisse Group Sponsored ADR                             935           40
Deutsche Bank AG                                            1,065           63
Dollar Financial Corp.(2)                                   3,300           68
Encore Capital Group, Inc.(2)                               7,450          177
Endurance Specialty Holdings Ltd.                           8,800          430
Equity Lifestyle Properties, Inc.                           2,570          148
EZCORP, Inc. Class A(2)                                     3,200          100
First Bancorp                                               6,350           84
Goldman Sachs Group, Inc. (The)                             1,400          222
Grupo Financiero Galicia S.A. ADR(2)                        1,925           24
Harleysville Group, Inc.                                    2,550           85
Hercules Technology Growth Capital, Inc.                    8,311           91
Highwoods Properties, Inc.(4)                               3,820          134
HSBC Holdings plc Sponsored ADR(4)                            715           37
ICICI Bank Ltd. Sponsored ADR                               1,050           52
IntercontinentalExchange, Inc.(2)                             610           75
JPMorgan Chase & Co.                                        6,600          304
Legg Mason, Inc.                                            2,400           87
LTC Properties, Inc.                                        4,900          139
Meadowbrook Insurance Group, Inc.                          14,850          154
Mitsubishi UFJ Financial Group, Inc. ADR                    9,125           42
Morgan Stanley                                              1,900           52

                        VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                         SHARES       VALUE
                                                        ---------   ----------
FINANCIALS--(CONTINUED)
Navigators Group, Inc. (The)(2)                               900   $       46
One Liberty Properties, Inc.                                6,200           94
ORIX Corp. Sponsored ADR                                    1,205           56
Prosperity Bancshares, Inc.                                 4,100          175
PS Business Parks, Inc.                                     2,200          127
Reinsurance Group of America, Inc.                          2,525          159
Southwest Bancorp, Inc.(2)(4)                              11,700          166
Sumitomo Mitsui Financial Group, Inc.
  Sponsored ADR(4)                                          2,960           19
Travelers Cos., Inc. (The)                                  8,100          482
UBS AG(2)                                                   2,940           53
Unitrin, Inc.                                               4,700          145
Wells Fargo & Co.                                          14,400          457
WesBanco, Inc.                                              7,050          146
Westpac Banking Corp. Sponsored ADR(4)                        790           99
                                                                    ----------
                                                                         7,062
                                                                    ----------

HEALTH CARE--8.6%
Accelrys, Inc.(2)                                           4,300           34
AMERIGROUP Corp.(2)(4)                                      5,000          321
Amgen, Inc.(2)                                              9,050          484
AmSurg Corp.(2)                                             6,120          156
ArthroCare Corp.(2)                                         1,500           50
AstraZeneca plc Sponsored ADR(4)                           10,725          495
Athenahealth, Inc.(2)(4)                                    1,000           45
Biogen Idec, Inc.(2)                                        3,530          259
Celgene Corp.(2)                                              870           50
Cyberonics, Inc.(2)                                         1,600           51
Dr. Reddy's Laboratories Ltd. ADR                             595           22
Eli Lilly & Co.                                            12,900          454
Endo Pharmaceuticals Holdings, Inc.(2)                     13,440          513
Forest Laboratories, Inc.(2)                               16,050          518
Genomic Health Inc(2)                                       1,000           25
Gilead Sciences, Inc.(2)                                    2,850          121
GlaxoSmithKline plc Sponsored ADR                           1,440           55
HealthSpring, Inc.(2)                                       1,550           58
Hologic, Inc.(2)                                            2,850           63
Humana, Inc.(2)                                            12,670          886
Luminex Corp.(2)                                            1,800           34
Medicines Co. (The)(2)                                      8,950          146
Medicis Pharmaceutical Corp. Class A                        1,350           43
Novartis AG ADR(4)                                          2,625          143
Novo Nordisk A/S Sponsored ADR                                585           73
NuVasive, Inc.(2)(4)                                        1,550           39
Omnicell, Inc.(2)                                           4,150           63
Onyx Pharmaceuticals, Inc.(2)(4)                            1,000           35
Palomar Medical Technologies, Inc.(2)                       2,650           39
Par Pharmaceutical Cos., Inc.(2)                            1,650           51
PharMerica Corp.(2)                                        11,500          132
Sanofi-Aventis SA ADR                                         620           22
SonoSite, Inc.(2)                                           2,450           82
St. Jude Medical, Inc.                                      2,800          144
UnitedHealth Group, Inc.                                    9,500          429
Vanda Pharmaceuticals, Inc.(2)                              3,400           25
ViroPharma, Inc.(2)                                         2,200           44
WellCare Health Plans, Inc.(2)                              1,200           50
                                                                    ----------
                                                                         6,254
                                                                    ----------

INDUSTRIALS--7.9%
3M Co.                                                      1,325          124
AerCap Holdings N.V.(2)                                     1,925           24
Alamo Group, Inc.                                           3,100           85
Altra Holdings, Inc.(2)                                     6,550          155
Amerco, Inc.(2)                                               680           66
Atlas Air Worldwide Holdings, Inc.(2)                       2,150          150
CIRCOR International, Inc.                                  1,150           54
Clean Harbors, Inc.(2)                                        650           64
CNH Global N.V.(2)                                          6,685          325
Commercial Vehicle Group, Inc.(2)                           3,150           56
Consolidated Graphics, Inc.(2)                              2,250          123
CSX Corp.                                                   5,200          409
Cummins, Inc.                                                 950          104
Fly Leasing Ltd. ADR                                        5,100           71
General Electric Co.                                        6,800          136
Gol Linhas Aereas Inteligentes S.A. ADR(4)                  1,620           22
Honeywell International, Inc.                               2,125          127
Huntington Ingalls Industries, Inc.(2)                        766           32
IHS, Inc. Class A(2)                                        3,100          275
Insperity Inc                                               2,550           78
JetBlue Airways Corp.(2)(4)                                12,350           77
Joy Global, Inc.(4)                                         4,800          474
Kadant, Inc.(2)                                             7,500          196
Mitsui & Co., Ltd. Sponsored ADR                              145           52
Mobile Mini, Inc.(2)                                        2,100           50
NN, Inc.(2)                                                 3,100           57
Northrop Grumman Corp.                                      4,600          289
Oshkosh Corp.(2)                                            1,850           65
Powell Industries, Inc.(2)                                  2,600          103

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                         SHARES       VALUE
                                                        ---------   ----------
INDUSTRIALS--(CONTINUED)
RailAmerica Inc(2)                                          2,700   $       46
Raytheon Co.                                                8,400          427
Regal-Beloit Corp.                                          1,440          106
Resources Connection, Inc.                                  1,800           35
Roper Industries, Inc.                                        725           63
Siemens AG Sponsored ADR(4)                                 4,485          616
Southwest Airlines Co.                                      4,020           51
SYKES Enterprises, Inc.(2)                                  2,400           47
Tam SA Sponsored ADR(4)                                       895           18
Timken Co. (The)                                            4,700          246
TrueBlue, Inc.(2)                                           3,650           61
UniFirst Corp.                                              2,800          148
                                                                    ----------
                                                                         5,707
                                                                    ----------

INFORMATION TECHNOLOGY--13.5%
ACI Worldwide, Inc.(2)                                      1,400           46
Advanced Analogic Technologies, Inc.(2)                     6,500           25
Altera Corp.                                                3,675          162
Amdocs Ltd.(2)                                              2,340           67
Amtech Systems, Inc.(2)                                       900           23
Analog Devices, Inc.                                        4,300          169
Anixter International, Inc.                                 2,110          147
Apple, Inc.(2)                                              3,755        1,308
Applied Micro Circuits Corp.(2)                             3,450           36
ARM Holdings plc Sponsored ADR(4)                             800           23
Arris Group, Inc.(2)                                        8,150          104
Aviat Networks, Inc.(2)                                     7,150           37
Black Box Corp.                                             3,300          116
Blue Coat Systems, Inc.(2)                                    900           25
BMC Software, Inc.(2)(4)                                    1,100           55
Broadcom Corp. Class A                                      1,655           65
Cardtronics, Inc.(2)                                        4,250           86
Check Point Software Technologies Ltd.(2)(4)                2,550          130
Cisco Systems, Inc.                                         4,735           81
Cognizant Technology Solutions Corp. Class A(2)             2,825          230
Coherent, Inc.(2)                                           1,100           64
CommVault Systems, Inc.(2)                                  1,450           58
Datalink Corp(2)                                            6,050           39
Demandtec, Inc.(2)                                          2,050           27
EMC Corp.(2)(4)                                             5,250          139
F5 Networks, Inc.(2)                                        1,050          108
FEI Co.(2)                                                  1,250           42
Glu Mobile, Inc.(2)(4)                                      7,400           32
Google, Inc. Class A(2)                                       590          346
Hanwha Solarone Co., Ltd. Sponsored ADR(2)(4)               2,760           21
Hewlett-Packard Co.                                         7,500          307
Hitachi Ltd. ADR(4)                                         1,755           91
IAC/InterActive Corp.(2)                                    3,950          122
Intel Corp.                                                10,000          202
Intermec, Inc.(2)                                           3,750           40
International Business Machines Corp.(4)                    5,200          848
Internet Capital Group, Inc.(2)                             7,800          111
Intuit, Inc.(2)                                             2,600          138
JinkoSolar Holding Co., Ltd. ADR(2)(4)                      2,355           64
Knot, Inc. (The)(2)                                         3,500           42
Lam Research Corp.(2)                                       3,500          198
LeCroy Corp.(2)                                             3,300           44
LG Display Co., Ltd. ADR(2)(4)                              1,285           20
Liquidity Services, Inc.(2)                                 2,750           49
Microsoft Corp.                                            27,015          685
MKS Instruments, Inc.                                       4,400          147
NetScout Systems, Inc.(2)                                   2,050           56
Newport Corp.(2)                                            4,950           88
Novellus Systems, Inc.(2)                                   5,900          219
Oplink Communications, Inc.(2)                              5,900          115
OPNET Technologies, Inc.                                    1,550           60
Oracle Corp.                                               27,250          909
Pericom Semiconductor Corp.(2)                              4,100           43
QUALCOMM, Inc.                                              5,320          292
Red Hat, Inc.(2)                                            3,400          154
Research In Motion Ltd.(2)(4)                                 550           31
RightNow Technologies, Inc.(2)                              1,550           49
Riverbed Technology, Inc.(2)(4)                               950           36
SanDisk Corp.(2)                                            7,500          346
Seachange International, Inc.(2)                            3,700           35
Symantec Corp.(2)                                           9,800          182
Synopsys, Inc.(2)                                           2,300           64
Teradyne, Inc.(2)                                           5,100           91
Vocus, Inc.(2)                                              3,300           85
                                                                    ----------
                                                                         9,774
                                                                    ----------

MATERIALS--4.1%
Agrium, Inc.                                                  990           91
Ashland, Inc.                                               1,800          104
BHP Billiton Ltd. Sponsored ADR                               525           50
Braskem SA Sponsored ADR                                    3,445           93
Buckeye Technologies, Inc.                                  8,500          232
CF Industries Holdings, Inc.                                  805          110

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                         SHARES       VALUE
                                                        ---------   ----------
MATERIALS--(CONTINUED)
Crown Holdings, Inc.(2)                                     3,000   $      116
Domtar Corp.                                                4,600          422
Freeport-McMoRan Copper & Gold, Inc.                       14,050          781
Minerals Technologies, Inc.                                 2,350          161
Newmont Mining Corp.(4)                                     4,350          237
OM Group, Inc.(2)                                             750           27
PolyOne Corp.                                              11,250          160
POSCO ADR(4)                                                  525           60
Rio Tinto plc Sponsored ADR(4)                              1,250           89
Rock-Tenn Co. Class A(4)                                    3,100          215
TPC Group, Inc.(2)                                          1,800           52
                                                                    ----------
                                                                         3,000
                                                                    ----------

TELECOMMUNICATION SERVICES--1.9%
American Tower Corp. Class A(2)                             4,920          255
AT&T, Inc.                                                  9,900          303
BT Group plc Sponsored ADR(4)                               2,000           60
Cbeyond, Inc.(2)                                            4,000           47
City Telecom (H.K.) Ltd. ADR                                1,530           23
Neutral Tandem, Inc.(2)(4)                                  4,900           72
Nippon Telegraph & Telephone Corp. ADR                      2,370           53
Rogers Communications, Inc. Class B                           595           22
ShoreTel, Inc.(2)                                           5,150           42
Tele Norte Leste Participacoes SA ADR                       1,325           23
Telecom Corporation of New Zealand Ltd.
   Sponsored ADR                                            3,310           26
Telefonica S.A. Sponsored ADR                                 960           24
Verizon Communications, Inc.                                8,900          343
Vivo Participacoes SA ADR                                   1,105           45
                                                                    ----------
                                                                         1,338
                                                                    ----------

UTILITIES--0.9%
CMS Energy Corp. (4)                                        5,900          116
El Paso Electric Co. (2)                                    4,350          132
Enersis SA Sponsored ADR(4)                                 2,130           45
Huaneng Power International, Inc. Sponsored
  ADR(4)                                                    2,905           68
National Grid plc Sponsored ADR                             1,940           93
Southwest Gas Corp.                                         4,650          181
                                                                    ----------
                                                                           635
                                                                    ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $39,780)                                               48,852
                                                                    ----------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $ 62,658)                                              71,702
                                                                    ----------
SHORT-TERM INVESTMENTS--1.5%

MONEY MARKET MUTUAL FUNDS--1.5%
AIM Short-Term Investment -Liquid Assets
  Portfolio (The) - Institutional Shares (seven-
  day effective yield 0.160%)                                   2           --(6)
BlackRock Liquidity Funds TempFund Portfolio -
  Institutional Shares (seven-day effective yield
  0.150%)                                               1,079,893        1,080
                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,080)                                                1,080
                                                                    ----------
SECURITIES LENDING COLLATERAL--8.2%

BlackRock Institutional Money Market Trust
  (seven-day effective yield 0.252%)(5)                 2,044,038        2,044
BlackRock Liquidity Funds TempCash Portfolio -
  Institutional Shares (seven-day effective yield
  0.160%)(5)                                            3,918,085        3,918
                                                                    ----------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $ 5,962)                                                5,962
                                                                    ----------

TOTAL INVESTMENTS--108.8%
(IDENTIFIED COST $ 69,700)                                              78,744(1)

Other assets and liabilities, net--(8.8)%                               (6,399)
                                                                    ----------
NET ASSETS--100.0%                                                  $   72,345
                                                                    ==========

ABBREVIATIONS:

ADR   American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").
GNMA  Government National Mortgage Association ("Ginnie Mae")
REIT  Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:

(1) Federal Income Tax Information : For tax information at March 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)   Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(4)   All or a portion of security is on loan.

(5) Represents security purchased with cash collateral received for securities on loan.

(6)   Amount is less than $500.

                        VIRTUS BALANCED ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (Unaudited) +
---------------------------------------------------
United States                                                  90%
United Kingdom                                                  2
Bermuda                                                         1
Canada                                                          1
Germany                                                         1
Israel                                                          1
Switzerland                                                     1
Other                                                           3
                                                        ---------
Total                                                         100%
                                                        ---------

+ % of total investments as of March 31, 2011

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                            LEVEL 2
                                                        TOTAL VALUE AT                   SIGNIFICANT
                                                           MARCH 31,        LEVEL 1       OBSERVABLE
                                                             2011        QUOTED PRICES      INPUTS
                                                        --------------   -------------   -----------
Debt Securities:
  Asset-Backed Securities                               $        1,797   $          --   $     1,797
  Corporate Bonds                                                6,623              --         6,623
  Mortgage-Backed Securities                                    10,713              --        10,713
  U.S. Government Agency Obligations                               671              --           671
  U.S. Government Securities                                     3,046              --         3,046
Equity Securities:
  Common Stocks                                                 48,852          48,852            --
  Securities Lending Collateral                                  5,962           3,918         2,044
  Short-Term Investments                                         1,080           1,080            --
                                                        --------------   -------------   -----------
Total Investments                                       $       78,744   $      53,850   $    24,894
                                                        --------------   -------------   -----------

There are no Level 3 (Significant Unobservable Inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                            VIRTUS CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   ------------    ------------
COMMON STOCKS--99.3%

CONSUMER DISCRETIONARY--13.1%
Autoliv, Inc.(3)                                         10,050    $        746
Best Buy Co., Inc.                                       11,500             330
DIRECTV Class A(2)                                       36,300           1,699
Dollar Tree, Inc.(2)                                     24,850           1,380
Macy's, Inc.                                             41,750           1,013
PetSmart, Inc.                                           15,350             629
Ross Stores, Inc.                                         8,850             629
Time Warner Cable, Inc.                                  20,100           1,434
TJX Cos., Inc.                                           33,550           1,668
TRW Automotive Holdings Corp.(2)                         29,150           1,605
                                                                   ------------
                                                                         11,133
                                                                   ------------

CONSUMER STAPLES--6.4%
Lorillard, Inc.(3)                                       17,150           1,629
Procter & Gamble Co. (The)                                6,150             379
Tyson Foods, Inc. Class A                                15,750             302
Wal-Mart Stores, Inc.                                    28,950           1,507
Walgreen Co.                                             39,700           1,594
                                                                   ------------
                                                                          5,411
                                                                   ------------

ENERGY--15.2%
Chevron Corp.                                            13,450           1,445
Cimarex Energy Co.                                       14,500           1,671
ConocoPhillips                                           33,300           2,659
Exxon Mobil Corp.                                        25,100           2,112
Hess Corp.                                               11,800           1,005
National Oilwell Varco, Inc.                             14,550           1,153
Occidental Petroleum Corp.                                9,050             946
Peabody Energy Corp.                                     16,300           1,173
Whiting Petroleum Corp.(2)                               10,800             793
                                                                   ------------
                                                                         12,957
                                                                   ------------
FINANCIALS--13.6%
Allied World Assurance Co. Holdings Ltd.                 18,300           1,147
Ameriprise Financial, Inc.                               24,300           1,484
Assurant, Inc.                                           14,150             545
Bank of America Corp.                                    67,200             896
CIT Group, Inc.(2)                                       33,200           1,413
Endurance Specialty Holdings Ltd.(3)                     30,400           1,484
Goldman Sachs Group, Inc. (The)                           2,980             472
JPMorgan Chase & Co.                                     22,700           1,047
Travelers Cos., Inc. (The)                               27,950           1,662
Wells Fargo & Co.                                        43,650           1,384
                                                                   ------------
                                                                         11,534
                                                                   ------------

HEALTH CARE--14.3%
AMERIGROUP Corp.(2)(3)                                   17,200           1,105
Amgen, Inc.(2)                                           21,700           1,160
AstraZeneca plc Sponsored ADR(3)                         26,030           1,201
Biogen Idee, Inc.(2)                                      8,450             620
Eli Lilly & Co.                                          43,900           1,544
Endo Pharmaceuticals Holdings, Inc.(2)                   34,350           1,311
Forest Laboratories, Inc.(2)                             38,400           1,240
Humana, Inc.(2)                                          27,500           1,923
St. Jude Medical, Inc.                                    9,800             502
UnitedHealth Group, Inc.                                 33,750           1,526
                                                                   ------------
                                                                         12,132
                                                                   ------------

INDUSTRIALS--9.7%
CSX Corp.                                                18,300           1,438
Huntington Ingalls Industries, Inc.(2)                    2,591             108
Joy Global, Inc.(3)                                      16,250           1,606
Northrop Grumman Corp.                                   15,550             975
Raytheon Co.                                             28,850           1,468
Siemens AG Sponsored ADR(3)                              13,400           1,840
Timken Co. (The)                                         15,950             834
                                                                   ------------
                                                                          8,269
                                                                   ------------

INFORMATION TECHNOLOGY--17.8%
Apple, Inc.(2)                                            8,650           3,014
Computer Sciences Corp.                                     750              37
Hewlett-Packard Co.                                      25,800           1,057
Intel Corp.                                              25,400             512
International Business Machines Corp.                    18,450           3,009
Lam Research Corp.(2)                                    12,200             691
Microsoft Corp.                                          80,750           2,048
Novellus Systems, Inc.(2)                                21,900             813
Oracle Corp.                                             63,900           2,132
SanDisk Corp.(2)                                         26,500           1,222
Symantec Corp.(2)                                        33,500             621
                                                                   ------------
                                                                         15,156
                                                                   ------------

MATERIALS--6.1%
Ashland, Inc.                                             6,350             367
Crown Holdings, Inc.(2)                                  10,600             409
Domtar Corp.                                             15,800           1,450
Freeport-McMoRan Copper & Gold, Inc.                     32,772           1,820

                             VIRTUS CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   ------------    ------------
MATERIALS--(CONTINUED)
Newmont Mining Corp. A(3)                                 7,900    $        431
Rock-Tenn Co. Class A(3)                                 10,600             735
                                                                   ------------
                                                                          5,212
                                                                   ------------

Telecommunication Services--2.6%
AT&T, Inc.                                               34,080           1,043
Verizon Communications, Inc.                             31,100           1,198
                                                                   ------------
                                                                          2,241
                                                                   ------------

UTILITIES--0.5%
CMS Energy Corp.(3)                                      20,300             399
                                                                   ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $69,371)                                                84,444
                                                                   ------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $69,371)                                                84,444
                                                                   ------------
SHORT-TERM INVESTMENTS--0.7%

MONEY MARKET MUTUAL FUNDS--0.7%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.150%)                    569,991             570
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $570)                                                      570
                                                                   ------------
SECURITIES LENDING COLLATERAL--11.8%

BlackRock Institutional Money Market Trust
  (seven-day effective yield 0.252%)(4)               3,433,641           3,434
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (seven-day effective yield 0.160%)(4)               6,581,727           6,582
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $10,016)                                                10,016
                                                                   ------------
TOTAL INVESTMENTS--111.8%
(IDENTIFIED COST $79,957)                                                95,030(1)

Other assets and liabilities, net--(1 1.8)%                             (10,023)
                                                                   ------------
NET ASSETS--100.0%                                                 $     85,007
                                                                   ============

ABBREVIATIONS:

ADR  American Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information : For tax information at March 31,2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

                            VIRTUS CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (Unaudited) +
----------------------------------------
United States                                     92%
Bermuda                                            2
Germany                                            2
Canada                                             1
Sweden                                             1
Switzerland                                        1
United Kingdom                                     1
                                               -----
Total                                            100%
                                               -----

+    % of total investments as of March 31, 2011

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                         LEVEL 2
                                        TOTAL VALUE AT                 SIGNIFICANT
                                           MARCH 31,       LEVEL 1     OBSERVABLE
                                            2011        QUOTED PRICES    INPUTS
                                        --------------  -------------  -----------
Equity Securities:
  Common Stocks                         $       84,444  $      84,444  $        --
  Securities Lending Collateral                 10,016          6,582        3,434
  Short-Term Investments                           570            570           --
                                        --------------  -------------  -----------
Total Investments                       $       95,030  $      91,596  $     3,434
                                        --------------  -------------  -----------

There are no Level 3 (Significant Unobservable Inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   ------------    ------------
PREFERRED STOCK--7.0%

CONSUMER STAPLES--3.7%
Companhia de Bebidas das Americas ADR
  2.94% (Brazil)                                      1,913,345    $     54,167
                                                                   ------------

FINANCIALS--0.9%
Itau Unibanco Holding SA ADR 2.40% (Brazil)             555,046          13,349
                                                                   ------------

UTILITIES--2.4%
AES Tiete SA 10.59% (Brazil)                          1,447,122          21,955
Companhia Energetica de Minas Gerais 2.352%
  (Brazil)                                              698,500          13,297
                                                                   ------------
                                                                         35,252
                                                                   ------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $86,754)                                               102,768
                                                                   ------------

COMMON STOCKS--86.1%

CONSUMER DISCRETIONARY--6.8%
Clicks Group Ltd. (South Africa)                      2,390,321          15,038
Cox & Kings India Ltd. (India)                          148,996           1,382
Genting Malaysia Bhd (Malaysia)                      15,844,200          19,251
Hero Honda Motors Ltd. (India)(2)                       365,550          13,029
Kangwon Land, Inc. (South Korea)                      1,159,520          26,902
Parkson Retail Group Ltd. (China)(3)                  2,998,237           4,124
Peace Mark Holdings Ltd. (Hong Kong)(2)(5)(6)           464,100               0
Wynn Macau Ltd. (Hong Kong)(3)                        7,215,702          20,130
                                                                   ------------
                                                                         99,856
                                                                   ------------

CONSUMER STAPLES--32.9%
AmorePacific Corp. (South Korea)                         22,069          21,024
Anadolu Efes Biracilik Ve Malt Sanayii AS
  (Turkey)                                              964,800          13,653
British American Tobacco (Bangladesh)                   429,020           3,950
British American Tobacco (Malaysia)                     480,500           7,625
British American Tobacco (United Kingdom)               279,363          11,213
British American Tobacco (United Kingdom)             1,070,591          43,560
Coca-Cola Femsa (Mexico)                                901,658           6,951
Coca-Cola Femsa (Mexico)                                120,034           9,241
Colgate Palmolive India Ltd. (India)                    491,600           8,974
Dabur India Ltd. (India)                              5,509,400          11,872
Dairy Farm International Holdings Ltd. (Hong
  Kong)                                               1,098,300           9,138
Fomento Economico Mexicano S.A.B. de C.V.
  Sponsored ADR (Mexico)                                228,724          13,426
Grupo Modelo S.A.B. de C.V. Series C (Mexico)         1,089,200           6,547
Gudang Garam Tbk PT (Indonesia)                       3,710,716          17,834
Guinness Anchor Bhd (Malaysia)                        1,928,399           6,125
Hengan International Group Co., Ltd. (China)          2,616,868          19,411
ITC Ltd. (India)                                     11,169,621          45,610
LG Household & Health Care Ltd. (South Korea)            18,780           7,045
Massmart Holdings Ltd. (South Africa)                   448,851           9,303
Natura Cosmeticos SA (Brazil)                           479,510          13,507
Nestle India Ltd. (India)                               251,106          20,815
Nestle Malaysia Bhd (Malaysia)                          420,500           6,498
SABMiller plc (South Africa)                            773,517          27,741
Shoprite Holdings Ltd. (South Africa)                 1,300,963          19,956
Souza Cruz SA (Brazil)                                4,386,150          45,671
Tsingtao Brewery Co., Ltd. (China)                    4,140,480          19,748
Unilever Indonesia Tbk PT (Indonesia)                 7,752,285          13,622
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)            9,433,156          28,313
Want Want China Holdings Ltd. (China)                15,764,554          12,383
                                                                   ------------
                                                                        480,756
                                                                   ------------

ENERGY--3.1%
CNOOC Ltd. (Hong Kong)                                6,267,660          15,793
Ecopetrol SA (Colombia)                              10,166,500          21,077
Oil & Gas Development Co., Ltd. (Pakistan)            1,259,920           2,001
PTT Exploration & Production plc (Thailand)           1,106,900           6,661
                                                                   ------------
                                                                         45,532
                                                                   ------------

FINANCIALS--20.3%
Axis Bank Ltd. (India)                                  442,762          13,938
BanColombia SA Sponsored ADR (Colombia)                 160,801          10,076
CETIP SA - Balcao Organizado de Ativos e
  Derivativos (Brazil)                                1,894,663          30,927
Compartamos SAB de C.V. (Mexico)(2)                   7,279,848          13,116
Credicorp Ltd. ADR (Peru)                               130,793          13,724
Delta Brac Housing Finance Corp., Ltd.
  (Bangladesh)                                           58,766           1,449
Housing Development Finance Corp. (India)             4,100,136          64,469
Housing Development Finance Corp. Bank Ltd.
  (India)                                             1,096,437          57,676
Housing Development Finance Corp. Bank Ltd.
  ADR (India)                                            81,300          13,816
Itausa Investimentos SA (Brazil)                      1,683,353          13,136
JSE Ltd. (South Africa)                                 822,461           8,510
MCB Bank Ltd. (Pakistan)                                611,605           1,486
Public Bank Bhd (Malaysia)                            3,067,000          13,286
Remgro Ltd. (South Africa)                            1,164,031          19,153

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   ------------    ------------
FINANCIALS--(CONTINUED)
Shriram Transport Finance Co., Ltd. (India)             478,482    $      8,541
Turkiye Garanti Bankasi AS (Turkey)                   2,881,048          13,472
                                                                   ------------
                                                                        296,775
                                                                   ------------

HEALTH CARE--0.7%
Sun Pharmaceutical Industries Ltd. (India)            1,026,425          10,185
                                                                   ------------

INDUSTRIALS--3.9%
Bharat Electronics Ltd. (India)                         317,212          11,974
Bharat Heavy Electricals Ltd. (lndia)(2)                419,219          19,390
Jain Irrigation Systems Ltd. (India)                  2,259,732           9,065
Keells (John) Holdings plc (Sri Lanka)                1,718,500           4,446
Taiwan Secom Co., Ltd. (Taiwan)                       3,233,100           5,827
Weg SA (Brazil)                                         468,000           6,163
                                                                   ------------
                                                                         56,865
                                                                   ------------

INFORMATION TECHNOLOGY--10.8%
Baidu.com, Inc. Sponsored ADR (China)(2)                330,922          45,604
Cielo SA (Brazil)                                     1,960,616          16,644
Infosys Technologies Ltd. Sponsored ADR
  (India)(3)                                            230,884          16,555
NetEase.Com, Inc. ADR (China)(2)                        393,403          19,478
NHN Corp. (South Korea)(2)                               70,938          12,384
Redecard SA (Brazil)                                  1,442,677          21,163
Tencent Holdings Ltd. (China)                           466,300          11,360
Totvs SA Com NPV (Brazil)                               809,955          15,478
                                                                   ------------
                                                                        158,666
                                                                   ------------

MATERIALS--4.2%
Asian Paints Ltd. (India)                               350,218          19,836
Engro Corp., Ltd. (Pakistan)                          2,648,318           6,381
Fauji Fertilizer Co., Ltd. (Pakistan)                 4,017,715           6,487
Semen Gresik (Persero) Tbk PT (Indonesia)            27,738,383          28,989
Trans Hex Group Ltd. (South Africa)(2)                   14,561               5
                                                                   ------------
                                                                         61,698
                                                                   ------------

UTILITIES--3.4%
China Resources Gas Group Ltd. (Bermuda)              4,778,583           6,524
Companhia Energetica de Minas Gerais
  (Brazil)(3)                                           384,000           7,403
CPFL Energia SA (Brazil)                                625,187          17,925
Light SA (Brazil)                                     1,038,039          17,968
                                                                   ------------
                                                                         49,820
                                                                   ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,117,211)                                          1,260,153
                                                                   ------------

TOTAL LONG TERM INVESTMENTS--93.1%
(IDENTIFIED COST $1,203,965)                                          1,362,921
                                                                   ------------

SHORT-TERM INVESTMENTS--6.8%

MONEY MARKET MUTUAL FUNDS--6.8%
Dreyfus Cash Management Fund - Institutional
  Shares (seven-day effective yield 0.110%)
                                                     99,735,255          99,735
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $99,735)                                                99,735
                                                                   ------------

SECURITIES LENDING COLLATERAL--0.6%

Dreyfus Institutional Cash Advantage Fund -
  Institutional Shares (seven day
  effective yield 0.160%)(4)                          8,301,654           8,302
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $8,302)                                                  8,302
                                                                   ------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $1,312,002)                                          1,470,958(1)

Other assets and liabilities, net--(0.5)%                                (7,639)
                                                                   ------------
NET ASSETS--100.0%                                                 $  1,463,319
                                                                   ============

ABBREVIATIONS:

ADR  American Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information : For tax information at March 31, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

(5)  Illiquid security.

(6) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (Unaudited) +
-------------------------------------------
India                                             24%
Brazil                                            21
China                                              9
South Africa                                       7
United States (includes short-term
  investments and securities
  lending collateral)                              7
Mexico                                             5
South Korea                                        5
Other                                             22
                                               -----
Total                                            100%
                                               -----

+    % of total investments as of March 31, 2011

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):


                                                                         LEVEL 3
                                        TOTAL VALUE AT                 SIGNIFICANT
                                           MARCH 31,       LEVEL 1     UNOBSERVABLE
                                             2011       QUOTED PRICES     INPUTS
                                        --------------  -------------  ------------
Equity Securities:
  Common Stocks                         $    1,260,153  $   1,260,153  $          0*
  Preferred Stock                              102,768        102,768            --
  Securities Lending Collateral                  8,302          8,302            --
  Short-Term Investments                        99,735         99,735            --
                                        --------------  -------------  ------------
Total Investments                       $    1,470,958  $   1,470,958  $          0*
                                        --------------  -------------  ------------

*    Level 3 Common Stock valued at $0 at beginning and end of period.

     There are no Level 2 (significant observable input) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                            VIRTUS VALUE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   ------------    ------------
COMMON STOCKS--98.6%

CONSUMER DISCRETIONARY--8.8%
Advance Auto Parts, Inc.                                 13,900    $        912
Autoliv, Inc.(3)                                         23,500           1,744
DIRECTV Class A(2)                                       60,800           2,846
Ford Motor Co.(2)                                        44,000             656
Macy's, Inc.                                             49,400           1,199
Ross Stores, Inc.                                         8,400             597
Time Warner Cable, Inc.                                  10,100             721
TJX Cos., Inc.                                           41,100           2,044
TRW Automotive Holdings Corp.(2)                         28,700           1,581
Viacom, Inc. Class B                                     11,700             544
                                                                   ------------
                                                                         12,844
                                                                   ------------

CONSUMER STAPLES--5.5%
Dr. Pepper Snapple Group, Inc.                           53,100           1,973
Lorillard, Inc.(3)                                        9,200             874
Procter & Gamble Co. (The)                               16,800           1,035
Wal-Mart Stores, Inc.                                    26,100           1,358
Walgreen Co.                                             68,300           2,742
                                                                   ------------
                                                                          7,982
                                                                   ------------

ENERGY--17.0%
Chevron Corp.                                            58,300           6,263
Cimarex Energy Co.                                       15,400           1,775
ConocoPhillips                                           56,410           4,505
Exxon Mobil Corp.                                        12,900           1,085
Hess Corp.                                               39,300           3,349
Murphy Oil Corp.                                         31,800           2,335
National Oilwell Varco, Inc.                             41,700           3,305
Occidental Petroleum Corp.                               20,200           2,111
                                                                   ------------
                                                                         24,728
                                                                   ------------

FINANCIALS--24.5%
ACE Ltd.                                                 14,600             945
Allied World Assurance Co. Holdings Ltd.                 42,800           2,683
American Financial Group, Inc.                           60,000           2,101
Ameriprise Financial, Inc.                               45,200           2,761
Assurant, Inc.                                           43,500           1,675
Bank of America Corp.                                   210,600           2,807
Berkshire Hathaway, Inc. Class B(2)                       7,900             661
CIT Group, Inc.(2)                                       20,900             889
Endurance Specialty Holdings Ltd.(3)                     57,500           2,807
Goldman Sachs Group, Inc. (The)                           3,500             555
JPMorgan Chase & Co.                                     75,500           3,481
NASDAQ OMX Group, Inc. (The)(2)                          77,800           2,010
PNC Financial Services Group, Inc.                       42,100           2,652
Prosperity Bancshares, Inc.                              19,800             847
Senior Housing Properties Trust                          57,600           1,327
Travelers Cos., Inc. (The)                               50,900           3,028
Wells Fargo & Co.                                       142,000           4,501
                                                                   ------------
                                                                         35,730
                                                                   ------------

HEALTH CARE--15.2%
AMERIGROUP Corp.(2)(3)                                   14,500             932
Amgen, Inc.(2)                                           30,600           1,635
AstraZeneca plc Sponsored ADR(3)                         41,800           1,928
Biogen Idec, Inc.(2)                                     14,800           1,086
Eli Lilly & Co.                                          86,100           3,028
Endo Pharmaceuticals Holdings, Inc.(2)                   70,700           2,698
Forest Laboratories, Inc.(2)                             81,200           2,623
Humana, Inc.(2)                                          49,200           3,441
Johnson & Johnson                                        12,100             717
UnitedHealth Group, Inc.                                 89,400           4,041
                                                                   ------------
                                                                         22,129
                                                                   ------------

INDUSTRIALS--8.4%
3M Co.                                                   15,100           1,412
CSX Corp.                                                36,400           2,861
Danaher Corp.                                            26,900           1,396
General Electric Co.                                    125,800           2,522
Raytheon Co.                                             33,000           1,679
Siemens AG Sponsored ADR(3)                               7,300           1,002
URS Corp.(2)                                             30,700           1,414
                                                                   ------------
                                                                         12,286
                                                                   ------------

INFORMATION TECHNOLOGY--6.9%
Hewlett-Packard Co.                                      10,900             446
Intel Corp.                                              77,800           1,569
International Business Machines Corp.                    12,900           2,104
Lam Research Corp.(2)                                    22,800           1,292
Novellus Systems, Inc.(2)                                58,200           2,161
TE Connectivity Ltd.                                     20,500             714
Texas Instruments, Inc.                                  30,700           1,061
Vishay Intertechnology, Inc.(2)                          42,200             749
                                                                   ------------
                                                                         10,096
                                                                   ------------

MATERIALS--5.5%
Ball Corp.                                               39,600           1,420
Cabot Corp.                                              16,300             754

                            VIRTUS VALUE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   ------------    ------------
Materials--(continued)
Crown Holdings, Inc.(2)                                  53,800    $      2,076
Domtar Corp.                                             16,600           1,523
Freeport-McMoRan Copper & Gold, Inc.                     38,900           2,161
                                                                   ------------
                                                                          7,934
                                                                   ------------

TELECOMMUNICATION SERVICES--4.9%
AT&T, Inc.                                               74,387           2,276
Verizon Communications, Inc.                            126,100           4,860
                                                                   ------------
                                                                          7,136
                                                                   ------------

UTILITIES--1.9%
CMS Energy Corp.(3)                                      33,800             664
NextEra Energy, Inc.                                     12,100             667
NRG Energy, Inc.(2)                                      63,500           1,368
                                                                   ------------
                                                                          2,699
                                                                   ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $121,677)                                              143,564
                                                                   ------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $121,677)                                              143,564
                                                                   ------------

SHORT-TERM INVESTMENTS--1.5%

MONEY MARKET MUTUAL FUNDS--1.5%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.150%)                  2,209,448           2,209
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,209)                                                  2,209
                                                                   ------------

SECURITIES LENDING COLLATERAL--5.3%

BlackRock Institutional Money Market Trust
  (seven-day effective yield 0.252%)(4)               2,669,761           2,670
BlackRock Liquidity Funds TempCash Portfolio -
  Institutional Shares (seven-day effective
  yield 0.160%)(4)                                    5,117,493           5,117
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $7,787)                                                  7,787
                                                                   ------------

TOTAL INVESTMENTS--105.4%
(IDENTIFIED COST $131,673)                                              153,560(1)

Other assets and liabilities, net--(5.4)%                                (7,925)
                                                                   ------------
NET ASSETS--100.0%                                                 $    145,635
                                                                   ============


ABBREVIATIONS:

ADR  American Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information : For tax information at March 31,2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

                            VIRTUS VALUE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (Unaudited) +
-----------------------------------------------
United States (includes short-term investments
  and securities lending collateral)                    91%
Switzerland                                              3
Bermuda                                                  2
Canada                                                   1
Germany                                                  1
Sweden                                                   1
United Kingdom                                           1
                                                     -----
Total                                                  100%
                                                     -----

+    % of total investments as of March 31, 2011

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                         LEVEL 2
                                        TOTAL VALUE AT                 SIGNIFICANT
                                           MARCH 31,       LEVEL 1     OBSERVABLE
                                             2011       QUOTED PRICES    INPUTS
                                        --------------  -------------  -----------
Equity Securities:
  Common Stocks                         $      143,564  $     143,564  $        --
  Securities Lending Collateral                  7,787          5,117        2,670
  Short-Term Investments                         2,209          2,209           --
                                        --------------  -------------  -----------
Total Investments                       $      153,560  $     150,890  $     2,670
                                        --------------  -------------  -----------

There are no Level 3 (Significant Unobservable Inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                         VIRTUS HIGH YIELD INCOME FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE    VALUE
                                                    -----------  --------
CORPORATE BONDS--95.6%

CONSUMER DISCRETIONARY--22.2%
Affinion Group, Inc. 144A 7.875%, 12/15/18 (3)      $       219  $    207
ArvinMeritor, Inc. 8.125%, 9/15/15                          376       393
Asbury Automotive Group, Inc. 144A 8.375%,
   11/15/20 (3)                                             128       134
AutoNation, Inc. 6.750%, 4/15/18                             55        58
Brunswick Corp. 144A 11.250%, 11/1/16 (3)                   250       304
Cablevision Systems Corp. 144A 8.000%, 4/15/20 (3)           25        27
CCO Holdings LLC / CCO Holdings Capital Corp.
   7.000%, 1/15/19                                          165       170
Central Garden & Pet Co. 8.250%, 3/1/18                     371       390
Cinemark USA, Inc. 8.625%, 6/15/19                          315       346
CSC Holdings LLC 8.625%, 2/15/19                            220       253
Dana Holding Corp. 6.750%, 2/15/21                           52        52
Dillard's, Inc.
   6.625%, 1/15/18                                          310       307
   7.130%, 8/1/18                                            90        91
Dish DBS Corp. 7.875%, 9/1/19                               116       126
Eastman Kodak Co. 144A 9.750%, 3/1/18 (3)                   125       123
Education Management LLC / Education
   Management Finance Corp.
   8.750%, 6/1/14                                            79        81
   10.250%, 6/1/16                                           38        40
Exide Technologies 144A 8.625%, 2/1/18 (3)                  190       204
Gannett Co., Inc.
   9.375%, 11/15/17                                         250       284
   144A 7.125%, 9/1/18(3)                                    32        32
Gaylord Entertainment Co. 6.750%, 11/15/14                  250       255
Goodyear Tire & Rubber Co The 8.250%, 8/15/20               100       108
Goodyear Tire & Rubber Co. (The) 10.500%,
   5/15/16                                                  125       141
Great Canadian Gaming Corp. 144A 7.250%,
   2/15/15 (3)                                              125       128
Hanesbrands, Inc.
   8.000%, 12/15/16                                         145       158
   6.375%, 12/15/20                                         177       173
Hertz Corp. (The) 144A 7.500%, 10/15/18 (3)                  36        37
Intelsat Jackson Holdings SA 144A 7.250%,
   4/1/19 (3)                                               187       188
Jarden Corp. 7.500%, 5/1/17                                 215       231
Lamar Media Corp. Series C 6.625%, 8/15/15                  245       251
Lear Corp. 7.875%, 3/15/18                                  300       328
Live Nation Entertainment, Inc. 144A 8.125%,
   5/15/18 (3)                                              250       258
Marina District Finance Co., Inc.
   144A 9.500%, 10/15/15(3)                                 328       345
   144A 9.875%, 8/15/18(3)                                   36        38
MGM Resorts International 9.000%, 3/15/20                   250       275
Mobile Mini, Inc. 6.875%, 5/1/15                            250       259
Netflix, Inc. 8.500%, 11/15/17                              125       141
Penn National Gaming, Inc. 8.750%, 8/15/19                  300       333
Penske Automotive Group, Inc. 7.750%, 12/15/16              250       260
Perry Ellis International, Inc. 7.875%, 4/1/19              173       180
Pinafore LLC / Pinafore, Inc. 144A 9.000%,
   10/1/18 (3)                                              228       249
Quiksilver, Inc. 6.875%, 4/15/15                            200       198
Regal Cinemas Corp. 8.625%, 7/15/19                         196       211
Regal Entertainment Group 9.125%, 8/15/18                   158       170
Rent-A-Center, Inc. 144A 6.625%, 11/15/20 (3)                32        32
Sears Holdings Corp. 144A 6.625%, 10/15/18 (3)              332       324
Service Corp. International
   7.000%, 5/15/19                                           32        34
   8.000%, 11/15/21                                         140       153
Sirius XM Satellite Radio, Inc.
   144A 8.750%, 4/1/15(3)                                   350       396
   144A 7.625%, 11/1/18(3)                                   32        34
Speedway Motorsports, Inc. 144A 6.750%, 2/1/19 (3)           90        91
TRW Automotive, Inc. 144A 8.875%, 12/1/17 (3)               330       371
United Artists Theatre Circuit, Inc.
   Series BD-1 9.300%, 7/1/15(4)(5)                         103        98
   Series BE-9 9.300%, 7/1/15(4)(5)                           4         4
   Series 95-A 9.300%, 7/1/15(4)(5)                         117       111
Unitymedia Hessen GmbH & Co. KG / Unitymedia
   NRW GmbH 144A 8.125%, 12/1/17 (3)                        390       412
Valassis Communications, Inc. 144A 6.625%,
   2/1/21 (3)                                               119       116
Wendy's/Arby's Restaurants LLC 10.000%,
   7/15/16                                                  500       553
WESCO Distribution, Inc. 7.500%, 10/15/17                   245       253
Wynn Las Vegas LLC / Wynn Las Vegas Capital
   Corp.
   7.875%, 11/1/17                                          350       377

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE        VALUE
                                                      ----------     -----------
CONSUMER DISCRETIONARY--(CONTINUED)
   7.750%, 8/15/20                                    $       31     $        33
                                                                     -----------
                                                                          11,929
                                                                     -----------

CONSUMER STAPLES--7.3%
Ingles Markets, Inc. 8.875%, 5/15/17                         303             327
Alliance One International, Inc. 10.000%,
   7/15/16                                                   135             138
B&G Foods, Inc. 7.625%, 1/15/18                              140             152
Blue Merger Sub, Inc. 144A 7.625%, 2/15/19 (3)               196             200
Campofrio Food Group SA 144A 8.250%,
   10/31/16 (3)                                              250EUR          365
CEDC Finance Corp. International, Inc. 144A
   9.125%, 12/1/16 (3)                                       245             231
Chiquita Brands International, Inc. 8.875%,
   12/1/15                                                   350             362
Constellation Brands, Inc. 7.250%, 9/1/16                    185             201
Cott Beverages, Inc.
   8.375%, 11/15/17                                          160             172
   8.125%, 9/1/18                                             18              19
Darling International, Inc. 144A 8.500%,
   12/15/18 (3)                                              156             170
Dean Foods Co. 7.000%, 6/1/16                                399             383
Elizabeth Arden, Inc. 7.375%, 3/15/21                        175             184
Pinnacle Foods Finance LLC / Pinnacle Foods
   Finance Corp. 8.250%, 9/1/17                              130             136
Prestige Brands, Inc. 8.250%, 4/1/18                         125             132
Revlon Consumer Products Corp. 9.750%,
   11/15/15                                                  295             321
Smithfield Foods, Inc.
   10.000%, 7/15/14                                           50              59
   7.750%, 7/1/17                                            365             394
                                                                     -----------
                                                                           3,946
                                                                     -----------

ENERGY--17.2%
Arch Coal, Inc. 8.750%, 8/1/16                               125             140
Berry Petroleum Co. 10.250%, 6/1/14                          168             196
Bill Barrett Corp. 9.875%, 7/15/16                           216             244
Breitburn Energy Partners LP 144A 8.625%,
   10/15/20 (3)                                              124             131
Brigham Exploration Co. 144A 8.750%, 10/1/18 (3)             234             261
Bristow Group, Inc. 7.500%, 9/15/17                          120             127
Calfrac Holdings LP 144A 7.500%, 12/1/20 (3)                 198             205
Chesapeake Energy Corp. 7.250%, 12/15/18                     250             281
Compagnie Generale de Geophysique-Veritas
   9.500%, 5/15/16                                           475             532
Complete Production Services, Inc. 8.000%,
   12/15/16                                                  245             260
Comstock Resources, Inc. 8.375%, 10/15/17                    345             363
Concho Resources, Inc.
   8.625%, 10/1/17                                           250             277
   7.000%, 1/15/21                                            17              18
Copano Energy LLC / Copano Energy Finance
   Corp.
   8.125%, 3/1/16                                            203             213
   7.125%, 4/1/21                                            118             120
Crosstex Energy LP / Crosstex Energy Finance
   Corp. 8.875%, 2/15/18                                     160             175
Denbury Resources, Inc. 9.750%, 3/1/16                       234             265
Energy XXI Gulf Coast, Inc. 144A 7.750%, 6/15/19 (3)          91              91
EXCO Resources, Inc. 7.500%, 9/15/18                          80              82
Ferrellgas Partners LP / Ferrellgas Partners
   Finance Corp.
   9.125%, 10/1/17                                           200             224
   8.625%, 6/15/20                                            98             107
Frontier Oil Corp.
   8.500%, 9/15/16                                           235             256
   6.875%, 11/15/18                                           65              68
Genesis Energy LP / Genesis Energy Finance
   Corp. 144A 7.875%, 12/15/18 (3)                           113             114
Gulfmark Offshore, Inc. 7.750%, 7/15/14                      365             374
Harvest Operations Corp. 144A 6.875%, 10/1/17 (3)             18              19
Helix Energy Solutions Group, Inc. 144A 9.500%,
   1/15/16 (3)                                               250             265
Holly Corp. 9.875%, 6/15/17                                  350             397
Inergy LP / Inergy Finance Corp.
   8.750%, 3/1/15                                            151             164
   144A 7.000%, 10/1/18(3)                                    21              22
International Coal Group, Inc. 9.125%, 4/1/18                250             285
Key Energy Services, Inc. 6.750%, 3/1/21                     142             145
Linn Energy LLC / Linn Energy Finance Corp.
   144A 8.625%, 4/15/20 (3)                                  150             167
MarkWest Energy Partners LP / MarkWest Energy
   Finance Corp. 6.750%, 11/1/20                              32              33
New World Resources NV 144A 7.875%, 5/1/18 (3)               250EUR          372
Oasis Petroleum, Inc. 144A 7.250%, 2/1/19 (3)                164             166

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE        VALUE
                                                      ----------     -----------
ENERGY--(CONTINUED)
Parker Drilling Co. 144A 9.125%, 4/1/18 (3)           $      125     $       135
Penn Virginia Resource Partners LP / Penn
   Virginia Resource Finance Corp. 8.250%,
   4/15/18                                                   353             379
Petrohawk Energy Corp. 144A 7.250%, 8/15/18 (3)               30              31
Pioneer Drilling Co. 9.875%, 3/15/18                         125             135
Pride International, Inc. 8.500%, 6/15/19                    120             148
Range Resources Corp. 7.500%, 10/1/17                        125             134
Regency Energy Partners LP / Regency Energy
   Finance Corp. 9.375%, 6/1/16                              125             143
Rosetta Resources, Inc. 9.500%, 4/15/18                      250             279
Swift Energy Co. 8.875%, 1/15/20                             250             274
Targa Resources Partners LP / Targa Resources
   Partners Finance Corp.
   144A 7.875%, 10/15/18(3)                                   86              91
   144A 6.875%, 2/1/21(3)                                     61              61
Tesoro Corp. 9.750%, 6/1/19                                  125             143
Trinidad Drilling Ltd. 144A 7.875%, 1/15/19  (3)             115             122
                                                                     -----------
                                                                           9,234
                                                                     -----------

FINANCIALS--5.1%
Ally Financial, Inc. 0.000%, 6/15/15                         590             461
Cardtronics, Inc. 8.250%, 9/1/18                             118             129
CIT Group, Inc. 7.000%, 5/1/17                               525             527
Fidelity National Information Services, Inc.
   7.625%, 7/15/17                                            61              66
Ford Motor Credit Co., LLC 8.125%, 1/15/20                   265             304
Hertz Corp. (The) 144A 7.375%, 1/15/21 (3)                   197             203
International Lease Finance Corp.
   144A 8.875%, 9/15/15(3)                                    20              22
   144A 9.000%, 3/15/17(3)                                   370             417
   8.250%, 12/15/20                                           51              56
National Money Mart Co. 10.375%, 12/15/16                    253             283
PHH Corp. 144A 9.250%, 3/1/16 (3)                            200             219
Richard Ellis (CB) Services, Inc. 6.625%,
   10/15/20                                                   31              32
                                                                     -----------
                                                                           2,719
                                                                     -----------

HEALTH CARE--10.5%
Alere, Inc. 9.000%, 5/15/16                                  408             436
Biomet, Inc. 11.625%, 10/15/17                               130             146
BioScrip, Inc. 10.250%, 10/1/15                              250             261
Davita, Inc.
   6.375%, 11/1/18                                            47              47
   6.625%, 11/1/20                                            47              48
Elan Finance plc / Elan Finance Corp. 8.750%,
   10/15/16                                                  309             328
Endo Pharmaceuticals Holdings, Inc. 144A
   7.000%, 12/15/20 (3)                                      112             116
Gentiva Health Services, Inc. 11.500%, 9/1/18                119             135
Giant Funding Corp. 144A 8.250%, 2/1/18 (3)                  261             269
Hanger Orthopedic Group, Inc. 7.125%, 11/15/18               236             242
Healthsouth Corp. 8.125%, 2/15/20                            375             408
MedAssets, Inc. 144A 8.000%, 11/15/18 (3)                    382             392
Mylan, Inc. 144A 7.875%, 7/15/20 (3)                         225             246
NBTY, Inc. 144A 9.000%, 10/1/18 (3)                          179             195
Omnicare, Inc. 7.750%, 6/1/20                                117             125
Patheon, Inc. 144A 8.625%, 4/15/17 (3)                       250             257
Select Medical Corp. 7.625%, 2/1/15                          355             363
STHI Holding Corp. 144A 8.000%, 3/15/18 (3)                  268             279
Talecris Biotherapeutics Holdings Corp. 7.750%,
   11/15/16                                                  300             331
Tenet Healthcare Corp. 8.000%, 8/1/20                        272             285
Universal Health Services Escrow Corp. 144A
   7.000%, 10/1/18 (3)                                        16              17
Valeant Pharmaceuticals International, Inc.
   144A 6.500%, 7/15/16(3)                                    66              65
   144A 6.750%, 10/1/17(3)                                    16              16
   144A 6.875%, 12/1/18(3)                                   160             158
   144A 7.000%, 10/1/20(3)                                    16              16
   144A 7.250%, 7/15/22(3)                                    85              83
Warner Chilcott Co. LLC / Warner Chilcott
   Finance
   LLC 144A 7.750%, 9/15/18 (3)                              361             380
                                                                     -----------
                                                                           5,644
                                                                     -----------

INDUSTRIALS--13.6%
Abengoa Finance SAU 144A 8.875%, 11/1/17 (3)                 250             251
Advanced Micro Devices, Inc.
   8.125%, 12/15/17                                          325             340
   7.750%, 8/1/20                                             17              18
Air Medical Group Holdings 144A 9.250%, 11/1/18 (3)          121             130
Alliant Techsystems, Inc. 6.875%, 9/15/20                     17              18
Altra Holdings, Inc. 8.125%, 12/1/16                         240             259
American Reprographics Co. 144A 10.500%,
   12/15/16 (3)                                              118             128
Ashtead Capital, Inc. 144A 9.000%, 8/15/16 (3)               358             379

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE         VALUE
                                                      ----------       ---------
INDUSTRIALS--(CONTINUED)
Belden, Inc. 9.250%, 6/15/19                          $      376       $     419
Boart Longyear Management Property Ltd. 144A
   7.000%, 4/1/21 (3)                                         66              68
Continental Airlines, Inc. 144A 6.750%, 9/15/15 (3)           74              75
Deluxe Corp. 144A 7.000%, 3/15/19 (3)                        263             263
Dycom Investments, Inc. 144A 7.125%, 1/15/21 (3)             119             122
DynCorp International, Inc. 144A 10.375%, 7/1/17 (3)         228             248
EnergySolutions, Inc. / EnergySolutions LLC 144A
   10.750%, 8/15/18 (3)                                      110             123
Geo Group, Inc. (The)
   7.750%, 10/15/17                                          350             375
   144A 6.625%, 2/15/21(144A)(3)                              31              31
Gibraltar Industries, Inc. Series B 8.000%,                  375             386
   12/1/15
Great Lakes Dredge & Dock Corp. 144A 7.375%,
   2/1/19 (3)                                                196             199
H&E Equipment Services, Inc. 8.375%, 7/15/16                 250             264
Hertz Corp. (The) 144A 6.750%, 4/15/19 (3)                    23              23
Interface, Inc. 144A 7.625%, 12/1/18 (3)                       6               6
Interline Brands, Inc. 7.000%, 11/15/18                      111             114
Iron Mountain, Inc. 8.375%, 8/15/21                          210             228
Kansas City Southern de Mexico SA de CV
   8.000%, 2/1/18                                            125             137
Manitowoc Co., Inc. (The) 9.500%, 2/15/18                    209             232
Martin Midstream Partners LP / Martin Midstream
   Finance Corp. 8.875%, 4/1/18                              250             266
MasTec, Inc. 7.625%, 2/1/17                                  250             257
Mobile Mini, Inc. 144A 7.875%, 12/1/20 (3)                    33              35
Moog, Inc. 7.250%, 6/15/18                                   110             117
Oshkosh Corp. 8.500%, 3/1/20                                 125             141
PHI, Inc. 8.625%, 10/15/18                                   125             131
Polypore International, Inc. 144A 7.500%,
   11/15/17 (3)                                               33              35
RSC Equipment Rental, Inc. / RSC Holdings III
   LLC 144A 8.250%, 2/1/21 (3)                               218             228
Sino-Forest Corp. 144A 6.250%, 10/21/17 (3)                   83              81
SPX Corp. 144A 6.875%, 9/1/17 (3)                             66              71
Titan International, Inc. 144A 7.875%, 10/1/17 (3)           117             125
TransDigm, Inc. 144A 7.750%, 12/15/18 (3)                    212             229
Triumph Group, Inc. 8.000%, 11/15/17                         240             258
Tutor Perini Corp. 144A 7.625%, 11/1/18 (3)                  250             259
United Rentals North America, Inc. 8.375%,
   9/15/20                                                   250             262
                                                                       ---------
                                                                           7,331
                                                                       ---------
INFORMATION TECHNOLOGY--2.1%
Equinix, Inc. 8.125%, 3/1/18                                 225             245
Interactive Data Corp. 144A 10.250%, 8/1/18 (3)              221             249
Seagate HDD Cayman 144A 7.750%, 12/15/18 (3)                  50              52
SunGard Data Systems, Inc. 144A 7.375%,
   11/15/18 (3)                                              195             200
Viasat, Inc. 8.875%, 9/15/16                                 329             354
                                                                       ---------
                                                                           1,100
                                                                       ---------

MATERIALS--6.8%
APERAM 144A 7.375%, 4/1/16 (3)                               150             153
Associated Materials LLC 144A 9.125%, 11/1/17 (3)            228             245
Ball Corp. 5.750%, 5/15/21                                    96              94
Building Materials Corp. of America 144A 6.875%,
   8/15/18 (3)                                                74              76
Clearwater Paper Corp. 144A 7.125%, 11/1/18 (3)               83              87
Ferro Corp. 7.875%, 8/15/18                                  312             332
Glatfelter (P.H.) Co. 7.125%, 5/1/16                         250             258
HeidelbergCement Finance BV 8.500%, 10/31/19                 250EUR          402
Huntsman International LLC
   8.625%, 3/15/20                                           250             274
   144A 8.625%, 3/15/21(3)                                    19              21
KRATON Polymers LLC / KRATON Polymers
   Capital Corp. 144A 6.750%, 3/1/19 (3)                      31              32
Nova Chemicals Corp. 8.625%, 11/1/19                         195             219
Olin Corp. 8.875%, 8/15/19                                   225             249
PE Paper Escrow GmbH 144A 12.000%, 8/1/14 (3)                300             345
PolyOne Corp. 7.375%, 9/15/20                                 33              35
Solutia, Inc. 7.875%, 3/15/20                                245             267
Steel Dynamics, Inc. 7.625%, 3/15/20                         125             135
Texas Industries, Inc. 9.250%, 8/15/20                       283             307
Westlake Chemical Corp. 6.625%, 1/15/16                      140             145
                                                                       ---------
                                                                           3,676
                                                                       ---------

TELECOMMUNICATION SERVICES--7.9%
Cincinnati Bell, Inc. 8.250%, 10/15/17                       250             253
Frontier Communications Corp.
   7.125%, 3/15/19                                            77              79
   8.500%, 4/15/20                                           250             272
GCI, Inc. 8.625%, 11/15/19                                   245             270

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE         VALUE
                                                      ----------       ---------

TELECOMMUNICATION SERVICES--(CONTINUED)
Global Crossing Ltd. 12.000%, 9/15/15                 $      240       $     275
Hughes Network Systems LLC / Hughes Network
   Systems Finance Corp. 9.500%, 4/15/14                     370             384
MetroPCS Wireless, Inc. 6.625%, 11/15/20                      74              74
Nextel Communications, Inc. Series C 5.950%,
   3/15/14                                                   250             252
NII Capital Corp.
   8.875%, 12/15/19                                          335             370
   7.625%, 4/1/21                                             36              37
PAETEC Holding Corp. 9.500%, 7/15/15                         235             247
Qwest Communications International, Inc. 8.000%,
   10/1/15                                                   250             277
tw telecom holdings, Inc. 8.000%, 3/1/18                     250             271
Virgin Media Finance plc 8.375%, 10/15/19                    125             141
West Corp.
   144A 8.625%, 10/1/18(3)                                   118             125
   144A 7.875%, 1/15/19(3)                                    73              75
Wind Acquisition Escrow Bond 0.000%, 7/15/17(4)              296               0
Wind Acquisition Holdings Finance S.p.A. PIK
   Interest Capitalization 144A 12.250%,
   7/15/17 (2)(3)                                            296             359
Windstream Corp.
   7.000%, 3/15/19                                           425             430
   7.750%, 10/15/20                                           73              76
                                                                       ---------
                                                                           4,267
                                                                       ---------

UTILITIES--2.9%
AES Corp. 8.000%, 10/15/17                                   250             270
Calpine Corp.
   144A 7.500%, 2/15/21(3)                                   244             254
   144A 7.875%, 1/15/23(3)                                    76              79
GenOn Escrow Corp. 144A 9.875%, 10/15/20 (3)                 248             260
NRG Energy, Inc.
   7.375%, 1/15/17                                           395             413
   144A 7.625%, 1/15/18(3)                                    60              62
   144A 8.250%, 9/1/20(3)                                     33              34
PNM Resources, Inc. 9.250%, 5/15/15                          162             184
                                                                       ---------
                                                                           1,556
                                                                       ---------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $ 48,050)                                                51,402
                                                                       ---------


                                                        SHARES           VALUE
                                                      ----------       ---------
PREFERRED STOCK--0.4%

FINANCIALS--0.4%
ING Capital Funding Trust III 3.907%(2)(6)               210,000       $     205
                                                                       ---------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $ 190)                                                      205
                                                                       ---------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $ 48,240)                                                51,607
                                                                       ---------
SHORT-TERM INVESTMENTS--2.0%

MONEY MARKET MUTUAL FUNDS--2.0%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective yield
   0.150%)                                             1,100,930           1,101
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,101)                                                  1,101
                                                                       ---------

TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $ 49,341)                                                52,708(1)

Other assets and liabilities, net--2.0%                                    1,101
                                                                       ---------
NET ASSETS--100.0%                                                     $  53,809
                                                                       =========


ABBREVIATIONS:

PIK  Payment-in-Kind Security

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information : For tax information at March 31, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $16,436 or 30.5% of net assets.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(5)  Illiquid security.

(6)  No contractual maturity date

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

At March 31, 2011, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                                     Unrealized
                                                            Settlement               Appreciation
Contracts to Receive     In Exchange for     Counterparty      Date      Value      (Depreciation)
--------------------   ------------------   --------------  ---------   --------  -----------------
EUR              780   USD          1,107   BNY Mellon      4/04/11     $  1,106  $              (1)

                                                                                     Unrealized
                                                            Settlement              Appreciation
Contracts to Sell        In Exchange for     Counterparty      Date      Value      (Depreciation)
-------------------    ------------------   --------------  ---------   --------  -----------------
EUR             780    USD          1,035   BNY Mellon      4/04/11     $  1,105  $             (70)
EUR             780    USD          1,105   BNY Mellon      6/30/11     $  1,104  $               1
                                                                                  -----------------
                                                                                                (69)
                                                                                  -----------------
                                                                                  $             (70)
                                                                                  =================

                         VIRTUS HIGH YIELD INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (UNAUDITED) +
-----------------------------------------------------------------------
United States (includes short-term investments)                                 89%
Canada                                                                           2
Germany                                                                          2
France                                                                           1
Ireland                                                                          1
Netherlands                                                                      1
Spain                                                                            1
Other                                                                            3
                                                                               ---
Total                                                                          100%
                                                                               ---

+    % of total investments as of March 31, 2011

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                      LEVEL 2          LEVEL 3
                                 TOTAL VALUE AT                     SIGNIFICANT      SIGNIFICANT
                                    MARCH 31,         LEVEL 1       OBSERVABLE       UNOBSERVABLE
                                     2011          QUOTED PRICES       INPUTS           INPUTS
                                 --------------    -------------    -----------      ------------
Debt Securities:
  Corporate Bonds                   $ 51,402         $     --        $ 51,189         $    213
Equity Securities:
  Preferred Stock                        205               --             205               --
  Short-Term Investments               1,101            1,101              --               --
                                    --------         --------        --------         --------
Total Investments                   $ 52,708         $  1,101        $ 51,394         $    213
                                    --------         --------        --------         --------
Other Financial Instruments:
  Forward Currency Contracts        $    (70)        $     --        $    (70)        $     --
                                    --------         --------        --------         --------

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                      Corporate
                                                        Bonds
                                                      ---------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2010:                        $ 230

Accrued Discount/(Premium)                                  1
Realized Gain (Loss)                                       --
Change in Unrealized Appreciation (Depreciation)            1
Purchases                                                  --
Sales(a)                                                  (19)
Transfers Into Level 3(b)                                  --
Transfers Out of Level 3(b)                                --
                                                        -----
BALANCE AS OF MARCH 31, 2011                            $ 213
                                                        =====

(a)  Includes paydowns on securities.

(b) Transfers in and/or out" represent the ending value as of March 31. 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            MARCH 31,2011 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE      VALUE
                                                   -----------   ----------
U.S. GOVERNMENT SECURITIES--20.4%

U.S. Treasury Bond
 8.125%, 8/15/19                                   $       320   $      440
 6.250%, 8/15/23                                           500          621
U.S. Treasury Note
 2.500%, 4/30/15(4)                                        600          616
 3.125%, 10/31/16                                        1,230        1,273
 3.750%, 11/15/18(4)                                     1,255        1,319
 3.625%, 8/15/19                                           300          310
 3.375%, 11/15/19                                        1,300        1,314
                                                                 ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,931)                                              5,893
                                                                 ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS--40.9%

FDIC Guaranteed
 Bank of America Corp. Series L 2.100%,
 4/30/12                                                 1,120        1,141
 JPMorgan Chase & Co. 2.200%, 6/15/12                    1,000        1,022
 Goldman Sachs Group, Inc. 3.250%,
 6/15/12                                                 1,000        1,033
FDIC Structured Sale Guaranteed Notes 10-LA1,
 A2 144A 0.000%, 10/25/12 (3)                              500          487
FFCB
 3.875%, 10/7/13                                         1,000        1,067
 2.625%, 4/17/14                                         1,000        1,037
FHLB 5.500%, 7/15/36                                       480          520
FHLMC
 2.125%, 3/23/12                                           700          712
 4.500%, 7/15/13                                           775          836
 4.125%, 9/27/13                                           650          698
Israel Government AID Bond 5.500%,
 9/18/23                                                 1,500        1,682
Small Business Administration 09-P10A, 14.727%,
 2/10/19                                                   484          502

Small Business Administration, Participation
 Certificates
 09-20B,1, 4.760%, 2/1/29                                  441          460
 09-20F, 1,4.950%, 6/1/29                                  589          623
                                                                 ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $11,263)                                            11,820
                                                                 ----------

MUNICIPAL BONDS--0.2%

LOUISIANA--0.2%
Public Facilities Authority, System Restoration
 Projects Taxable Series 08-ELL, A1  4.500%,
 2/1/14                                                     49           50
                                                                 ----------
TOTAL MUNICIPAL BONDS
 (IDENTIFIED COST $49)                                                   50
                                                                 ----------
MORTGAGE-BACKED SECURITIES--34.0%

AGENCY--34.0%
FHLMC
 (Interest Only) 202 6.500%, 4/1/29                         48            9
 5.579%, 4/1/37(2)                                         147          156
FNMA
 11.000%, 12/1/15                                            5            6
 5.500%, 6/1/20                                            295          320
 4.000%, 4/1/25                                            568          585
 5.500%, 6/1/28                                            531          570
 6.500%, 5/1/36                                            247          279
 5.000%, 2/1/38                                            444          467
 5.000%, 6/1/40                                            606          638
FNMA Grantor Trust 02-T3, B 5.763%, 12/25/11             2,000        2,068
GNMA
 8.000%, 3/15/23                                             4            4
 7.000%, 8/15/23                                            40           46
 2.125%, 10/20/25(2)                                         5            5
 8.000%, 11/15/26                                           47           55
 5.500%, 1/15/33                                           293          319
GNMA Structured Securities
 04-45, A 4.020%, 12/16/21                                  70           70
 05-9, A 4.026%, 5/16/22                                    15           15
 06-9, A 4.201%, 8/16/26                                    64           65
 04-78, C 4.658%, 4/16/29                                  250          262
 07-75, A 4.747%, 4/16/29                                  264          271
 03-88, CA 4.746%, 1/16/30                                 228          239
 03-17, AB 4.650%, 7/16/31                                 246          258
 06-63, A 4.255%, 2/16/32                                  289          301
 11-38, AB 2.528%, 6/16/34                                 250          252
 03-48, C 4.891%, 7/16/34                                1,000        1,060
 08-78, C 4.420%, 1/16/37                                  620          658
 05-79, B 4.646%, 8/16/39                                  285          295
 11-42, 6 4.030%, 7/16/47(2)                               550          552

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE      VALUE
                                           -----------   ----------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,596)                                      9,825
                                                         ----------
CORPORATE BONDS--0.9%

UTILITIES--0.9%
AEP Texas Central Transition Funding
 LLC 06-A,
 A5 5.306%, 7/1/21                         $       250   $      276
                                                         ----------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $250)                                          276
                                                         ----------

TOTAL LONG TERM INVESTMENTS--96.4%
(IDENTIFIED COST $27,089)                                    27,864
                                                         ----------


                                             SHARES         VALUE
                                           -----------   ----------
SHORT-TERM INVESTMENTS--3.1%

MONEY MARKET MUTUAL FUNDS--3.1%
AIM Short-Term Investment Treasury
 Portfolio
 (The) - Institutional Shares
 (seven-day effective yield 0.020%)            361,070          361

BlackRock Liquidity Funds FedFund
 Portfolio - Institutional Shares (seven -
 day effective yield 0.015%)                   525,783          526
                                                         ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $887)                                          887
                                                         ----------
SECURITIES LENDING COLLATERAL--1.6%

BlackRock Institutional Money Market
 Trust (seven-day effective
 yield 0.252%)(5)                              162,708          163
BlackRock Liquidity Funds TempCash
 Portfolio - Institutional Shares
 (seven-day effective yield 0.160%)(5)         311,885          312
                                                         ----------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $475)                                          475
                                                         ----------
TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $28,451)                                    29,226(1)

Other assets and liabilities, net--(1.1)%                      (323)
                                                         ----------
NET ASSETS--100.0%                                       $   28,903
                                                         ==========


ABBREVIATIONS:

FDIC  Federal Deposit Insurance Corporation
FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").
GNMA  Government National Mortgage Association ("Ginnie Mae")

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information : For tax information at March 31,2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31,2011.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31,2011, these securities amounted to a value of $487 or 1.7% of net assets.

(4)  All or a portion of security is on loan.

(5) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                            LEVEL 2
                                       TOTAL VALUE AT                     SIGNIFICANT
                                         MARCH 31,          LEVEL 1        OBSERVABLE
                                            2011         QUOTED PRICES       INPUTS
                                      ----------------   --------------  --------------
Debt Securities:
 Corporate Bonds                       $           276   $           --  $          276
 Mortgage-Backed Securities                      9,825               --           9,825
 Municipal Bonds                                    50               --              50
 U.S. Government Agency Obligations             11,820               --          11,820
 U.S. Government Securities                      5,893               --           5,893
Equity Securities:
 Securities Lending Collateral                     475              312             163
 Short-Term Investments                            887              887              --
                                      ----------------   --------------  --------------
Total Investments                     $         29,226   $        1,199  $       28,027
                                      ----------------   --------------  --------------

There are no Level 3 (Significant Unobservable Inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE   VALUE
                                                     ---------  -------
MUNICIPAL BONDS--96.8%

ALABAMA--13.9%
Jefferson County Limited Obligation
   Series A, 5.250%, 1/1/17                           $ 6,000   $ 5,457
   Series A, 5.500%, 1/1/21                             2,415     2,081
Marshall County Health Care Authority Series A,
   6.250%, 1/1/22                                         770       782
State Drinking Water Finance Authority Series 02-
   A, (AMBAC Insured) 5.000%, 8/15/14                   2,875     2,940
                                                                -------
                                                                 11,260
                                                                -------

ARIZONA--5.4%
Salt River Project Agricultural Improvement &
   Power District Series B, 5.000%, 1/1/25              1,000     1,021
Salt Verde Financial Corp. Series 07, 5.250%,
   12/1/20                                              2,400     2,350
State School Facilities Board Certificates of
   Participation Series 08, 5.250%, 9/1/23              1,000     1,015
                                                                -------
                                                                  4,386
                                                                -------

CALIFORNIA--9.8%
City of Lodi Wastewater System Certificates of
   Participation Series A, (NATL Insured) 5.500%,
   10/1/18                                              1,535     1,654
Health Facility Authority, Catholic Health System
   Series K, 5.125%, 7/1/22                             1,755     1,781
San Francisco City & County Public Utilities
   Commission Series A, (NATL Insured) 5.000%,
   11/1/27                                              2,435     2,448
State of California
   5.000%, 10/1/23                                      1,000     1,000
   6.000%, 11/1/35                                      1,000     1,026
                                                                -------
                                                                  7,909
                                                                -------

COLORADO--6.7%
Gunnison Watershed School District No. 1-J
   Series 09, 5.250%, 12/1/22                             500       545
Public Authority For Colorado Energy, Natural Gas
   Purchase Series 08, 6.125%, 11/15/23                 1,860     1,956
University of Colorado Series A, 5.625%, 6/1/22         2,550     2,891
                                                                -------
                                                                  5,392
                                                                -------
FLORIDA--1.3%
Miami Dade County Educational Facilities
   Authority, University of Miami Series A, 5.250%,
   4/1/18                                               1,000     1,053
                                                                -------

ILLINOIS--10.5%
Development Finance Authority DePaul University
   Series C, 5.625%, 10/1/20                            1,000     1,045
Educational Facilities Authority University of
   Chicago Series A, 5.250%, 7/1/22                     3,000     3,121
State Finance Authority, KishHealth System
   Obligated Group, Series 08, 4.750%, 10/1/18            700       708
State Toll Highway Authority Series A-1, (AGM
   Insured) 5.000%, 1/1/21                              1,550     1,581
University of Illinois, South Farms Project (NATL,
   FGIC Insured) 5.250%, 9/1/20                         2,000     2,033
                                                                -------
                                                                  8,488
                                                                -------

INDIANA--3.2%
Indiana University
   (AMBAC Insured) 5.250%, 11/15/17                     1,055     1,160
   Series A, 5.250%, 6/1/23                             1,320     1,468
                                                                -------
                                                                  2,628
                                                                -------

MARYLAND--4.1%
City of Baltimore, Convention Center Series 06-A,
   (XLCA Insured) 5.250%, 9/1/23                        2,500     2,241
State Health & Higher Educational Facilities
   Authority, Anne Arundel County Health System
   Series A, 6.750%, 7/1/29                             1,000     1,099
                                                                -------
                                                                  3,340
                                                                -------

MASSACHUSETTS--1.4%
State Educational Financing Authority, I Series A,
   5.500%, 1/1/22                                       1,130     1,171
                                                                -------

MICHIGAN--6.1%
City of Detroit Sewer Disposal Series Lien B,
   (AGM Insured) 7.500%, 7/1/33                         2,500     2,857
City of Detroit Water Supply System Series A,
   (AGM insured) 5.000%, 7/1/23                         1,000     1,003
State of Michigan Highway Improvements (AGM
   Insured) 5.250%, 9/15/19                             1,015     1,106
                                                                -------
                                                                  4,966
                                                                -------

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                   PAR VALUE    VALUE
                                                   ---------  ---------
MISSISSIPPI--2.0%
Jackson County, Pollution Control Refunding
   Revenue Bonds (Chevron USA Inc. Project)
   0.170%, 6/1/23 (2)                               $ 1,600   $ 1,600
                                                              -------

NEBRASKA--1.3%
University of Nebraska Lincoln College Series A,
   5.000%, 7/1/22                                     1,000     1,094
                                                              -------

NEW JERSEY--3.5%
State Economic Development Authority, School
   Construction Series O, 5.250%, 3/1/21              2,725     2,798
                                                              -------

NEW YORK--6.6%
City of New York, Industrial Development Agency,
   Queens Baseball Stadium Project
   (AMBAC Insured) 5.000%, 1/1/20                       900       881
   (AGC Insured) 6.125%, 1/1/29                         500       536
City of New York, Municipal Water Finance
   Authority, Water & Sewer Series A-09, 5.750%,
   6/15/40                                            1,000     1,054
City of New York, Municipal Water Finance
   Authority, Water & Sewer Series A-09,
   5.500%, 6/15/21                                      500       565
   5.500%, 6/15/22                                    1,000     1,118
   5.625%, 6/15/24                                    1,050     1,168
                                                              -------
                                                                5,322
                                                              -------

PENNSYLVANIA--5.4%
State Turnpike Commission Authority,
   Sub-Series C, (AGC Insured) 6.000%, 6/1/23         1,000     1,101
   Series B2, 0.000%, 12/1/30                           500       357
   Sub - series B2, 0.000%, 12/1/34                   1,250       936
   Sub - series B, 5.750%, 6/1/39                     2,000     2,015
                                                              -------
                                                                4,409
                                                              -------

PUERTO RICO--7.5%
Commonwealth of Puerto Rico, Electric Power
   Authority, Series ZZ, 5.250%, 7/1/22               3,000     3,028
Commonwealth Sales Tax Financing Corp. First
   Sub - series A, 6.125%, 8/1/29                     3,000     3,062
                                                              -------
                                                                6,090
                                                              -------

TEXAS--6.9%
City of San Antonio, (AGM Insured) 5.000%,
   2/1/23                                             3,000     3,151
State Municipal Gas Acquisition & Supply Corp. II
   0.810%, 9/15/27 (2)                                3,000     2,401
                                                              -------
                                                                5,552
                                                              -------

WYOMING--1.2%
Lincoln County, Pollution Control (Exxon Project)
   0.130%, 8/1/15 (2)                                 1,000     1,000
                                                              -------

TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $79,511)                                      78,458
                                                              -------
TOTAL LONG TERM INVESTMENTS--96.8%
(IDENTIFIED COST $79,511)                                      78,458
                                                              -------

                                                     SHARES    VALUE
                                                   ---------  -------
SHORT-TERM INVESTMENTS--1.9%

MONEY MARKET MUTUAL FUNDS--1.9%
AIM Tax-Free Cash Reserve Portfolio (The) -
   Institutional Shares (seven-day
   effective yield 0.130%)                           102,558      103
Goldman Sachs Financial Square Funds - Tax-
   Free Money Market Fund - Institutional Shares
   (seven-day effective yield 0.170%)              1,434,940    1,435
                                                              -------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,538)                                        1,538
                                                              -------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $81,049)                                      79,996(1)

Other assets and liabilities, net--1.3%                         1,052
                                                              -------
NET ASSETS--100.0%                                            $81,048
                                                              =======

ABBREVIATIONS:

AGC Assured Guaranty Corp.

AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
FGIC  Financial Guaranty Insurance Company
NATL  National Public Finance Guarantee Corp.
XLCA  XL Capital Assurance

FOOTNOTE LEGEND:

(1) Federal Income Tax Information : For tax information at March 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(3) At March 31, 2011, 30.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AGM 11.9%.

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                             LEVEL 2
                           TOTAL VALUE AT                  SIGNIFICANT
                              MARCH 31,       LEVEL 1      OBSERVABLE
                                2011       QUOTED PRICES     INPUTS
                           --------------  -------------  ------------
Debt Securities:
   Municipal Bonds         $       78,458  $          --  $     78,458
Equity Securities:
   Short-Term Investments           1,538          1,538            --
                           --------------  -------------  ------------
Total Investments          $       79,996  $       1,538  $     78,458
                           --------------  -------------  ------------

There are no Level 3 (Significant Unobservable Inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                      VIRTUS SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                         ---------   ---------
U.S. GOVERNMENT SECURITIES-10.8%

U.S. Treasury Note
   2.000%, 11/30/13                                      $     800   $     819
   4.000%, 2/15/15                                             840         912
   3.125%, 10/31/16                                          4,015       4,157
   3.750%, 11/15/18                                            635         667
   3.625%, 8/15/19(4)                                          600         620
   3.375%, 11/15/19                                          1,100       1,112
                                                                     ---------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,317)                                                 8,287
                                                                     ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS--1.5%

FNMA 1.000%, 9/23/13                                         1,180       1,175
                                                                     ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $1,178)                                                 1,175
                                                                     ---------

MUNICIPAL BONDS--1.8%

LOUISIANA-0.9%
Local Government Environmental Facilities &
   Community Development Authority, 1.520%,
   2/1/18                                                      285         284
Public Facilities Authority, System Restoration
   Projects Taxable Series 08-ELL, A1 4.500%,
   2/1/14                                                      385         390
                                                                     ---------
                                                                           674
                                                                     ---------
OHIO--0.9%
State of Ohio Build America Infrastructure Projects
   Taxable Series 2 3.000%, 6/15/15                            680         690
                                                                     ---------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,350)                                                 1,364
                                                                     ---------
MORTGAGE-BACKED SECURITIES--25.9%

AGENCY--2.3%
FNMA
   6.000%, 5/1/16                                              179         195
   10.500%, 12/1/16                                             --(6)        1
   5.000%, 5/1/18                                              238         257
   9.000%, 10/1/25                                               1           2
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22                    152         144
GNMA
   7.000%, 6/15/23                                              17          20
   7.000%, 7/15/23                                               4           4
   7.000%, 9/15/23                                               7           7
   7.000%, 9/15/23                                              29          33
   7.000%, 1/15/24                                              20          23
   7.000%, 9/15/24                                              23          26
   7.000%, 7/15/25                                              23          27
   7.000%, 7/15/25                                              10          12
   7.000%, 7/15/25                                              16          19
GNMA Structured Securities
   03-17, AB 4.650%, 7/16/31                                   410         430
   11-38, AB 2.528%, 6/16/34                                   600         605
                                                                     ---------
                                                                         1,805
                                                                     ---------
NON-AGENCY--23.6%
Adjustable Rate Mortgage Trust 05-11, 2A42
   3.078%, 2/25/36 (2)                                       4,285       2,155
Bear Stearns Commercial Mortgage Securities,
   Inc.
   06-PW14, A4 5.201%, 12/11/38                                935         986
   04-T14, A4 5.200%, 1/12/41(2)                               980       1,045
   07-PW15, A2 5.205%, 2/11/44                               1,159       1,178
Countrywide Alternative Loan Trust
   04-22CB, 1A1 6.000%, 10/25/34                             1,302       1,301
   04-24CB,1A1 6.000%, 11/25/34                                938         937
Deutsche Alternative Loan Trust - A Securities,
   Inc. 05-3, 4A5 5.250%, 6/25/35                              550         519
First Horizon Alternative Mortgage Security 05-
   FA8, 1A18 5.500%, 11/25/35                                  446         419
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
   3.219%, 6/19/35 (2)                                         437         426
Greenwich Capital Commercial Funding Corp. 07-
   GG9,A4 5.444%, 3/10/39                                    1,250       1,323
Lehman Brothers-UBS Commercial Mortgage
   Trust 05-C5, A3 4.964%, 9/15/30                             797         822
MASTR Alternative Loans Trust 04-10, 3A1
   5.000%, 9/25/19                                             774         782
Morgan Stanley Capital I 06-T23, A2 5.737%,
   8/12/41 (2)                                               1,770       1,870
Morgan Stanley Mortgage Loan Trust 06-7, 5A2
   5.962%, 6/25/36 (2)                                       1,757       1,035
Residential Funding Mortgage Securities II, Inc.
   01-HS2, A5 7.420%, 4/25/31 (2)                              147         147
Residential Funding Securities LLC 03-RM2, All
   5.000%, 5/25/18                                             563         586

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            MARCH 31,2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                         ---------   ---------
NON-AGENCY--(CONTINUED)
Structured Asset Securities Corp.
   03-34A,6A 2.603%, 11/25/33(2)                         $   1,075   $   1,024
   05-2XS, 2A2 1.762%, 2/25/35(2)                              664         543
Washington Mutual Alternative Mortgage Pass-
   Through Certificates 05-6, 2A7 5.500%, 8/25/35            1,140       1,117
                                                                     ---------
                                                                        18,215
                                                                     ---------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $22,738)                                               20,020
                                                                     ---------
ASSET-BACKED SECURITIES--9.9%

Ally Auto Receivables Trust 10-2, A4 2.090%,
   5/15/15                                                   1,100       1,109
Avis Budget Rental Car Funding/AESOP LLC 09-
   2A, A 144A 5.680%, 2/20/14 (3)                              600         641
Capital Auto Receivables Asset Trust 07-3, A4
   5.210%, 3/17/14                                           1,054       1,073
Centerpoint Energy Transition Bond Co. LLC 01-1,
   A4 5.630%, 9/15/15                                          276         295
CitiFinancial Auto Issuance Trust 09-1, A2 144A
   1.830%, 11/15/12(3)                                         532         533
E*Trade RV & Marine Trust 04-1, A3 3.620%,
   10/8/18                                                       1           1
Ford Credit Auto Owner Trust 11-A, A4 1.650%,
   5/15/16                                                     800         796
Honda Auto Receivables Owner Trust 10-1, A4
   1.980%, 5/23/16                                             250         254
USAA Auto Owner Trust 09-2, A4 2.530%, 7/15/15               1,955       2,006
World Omni Automobile Lease Securitization Trust
   09-A, A3 1.650%, 2/15/13                                    945         949
                                                                     ---------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,535)                                                 7,657
                                                                     ---------
CORPORATE BONDS--49.1%

CONSUMER DISCRETIONARY--3.8%
DIRECTV Holdings LLC / DIRECTV Financing
   Co., Inc. 3.500%, 3/1/16                                    525         526
Time Warner Cable, Inc. 5.000%, 2/1/20                       1,000       1,011
Time Warner, Inc. 3.150%, 7/15/15                              220         223
Walt Disney Co. (The) 5.875%, 12/15/17                       1,000       1,145
                                                                     ---------
                                                                         2,905
                                                                     ---------
CONSUMER STAPLES--1.7%
Heinz (H.J.) Co. 5.350%, 7/15/13                             1,220       1,325
                                                                     ---------
ENERGY--1.3%
Devon Financing Corp. 6.875%, 9/30/11                        1,000       1,031
                                                                     ---------
FINANCIALS--23.4%
American Express Credit Corp. 2.750%, 9/15/15                  650         638
AvalonBay Communities, Inc. 5.750%, 9/15/16                    425         473
Bank of America Corp. 6.250%, 4/15/12                        1,065       1,122
Boeing Capital Corp. 3.250%, 10/27/14                          725         757
Capital One Financial Corp. 6.150%, 9/1/16                     980       1,073
Caterpillar Financial Service Corp. 5.125%,
   10/12/11                                                  1,000       1,025
ConocoPhillips Canada Funding Co. I 5.625%,
   10/15/16                                                    685         774
Fifth Third Bancorp 6.250%, 5/1/13                           1,000       1,085
General Electric Capital Corp. 4.875%, 3/4/15                  230         248
Goldman Sachs Group, Inc. (The) 3.700%, 8/1/15               1,000       1,007
HSBC Finance Corp. 4.750%, 7/15/13                             465         496
International Business Machines International
   Group Capital LLC 5.050%, 10/22/12                          800         851
John Deere Capital Corp. 2.800%, 9/18/17                     1,000         977
JPMorgan Chase & Co. 5.125%, 9/15/14                           920         987
Merrill Lynch & Co., Inc. 6.150%, 4/25/13                    1,250       1,346
National City Bank 4.625%, 5/1/13                            1,345       1,419
Prudential Financial, Inc. 2.750%, 1/14/13                     487         497
Rabobank Nederland NV 2.125%, 10/13/15                         650         627
Regions Financial Corp. 4.875%, 4/26/13                        800         812
Royal Bank of Scotland plc (The) 3.950%, 9/21/15             1,000       1,001
Simon Property Group LP 4.200%, 2/1/15                         800         842
                                                                     ---------
                                                                        18,057
                                                                     ---------
HEALTH CARE--4.7%
Schering-Plough Corp. 5.300%, 12/1/13                        1,135       1,251
Unitedhealth Group, Inc. 4.875%, 2/15/13                       760         807
WellPoint, Inc. 5.875%, 6/15/17                              1,400       1,570
                                                                     ---------
                                                                         3,628
                                                                     ---------
INDUSTRIALS--1.4%
Burlington Northern Santa Fe LLC 5.650%, 5/1/17                200         223
Union Pacific Corp. 4.000%, 2/1/21                             880         866
                                                                     ---------
                                                                         1,089
                                                                     ---------
INFORMATION TECHNOLOGY--0.9%
Cisco Systems, Inc. 2.900%, 11/17/14                           700         727
                                                                     ---------
MATERIALS--4.8%
CRH America, Inc. 5.625%, 9/30/11                              993       1,015

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            MARCH 31,2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                         ---------   ---------
MATERIALS--(CONTINUED)
Dow Chemical Co. (The) 2.500%, 2/15/16                   $     525   $     505
E.I. Du Pont Lde Nemours & Co. 1.950%, 1/15/16               1,000         963
Rio Tinto Alcan, Inc. 4.875%, 9/15/12                        1,155       1,215
                                                                     ---------
                                                                         3,698
                                                                     ---------
TELECOMMUNICATION SERVICES--3.0%
AT&T Corp. 5.800%, 2/15/19                                     500         555
Verizon Communications, Inc. 4.600%, 4/1/21                    110         110
Vodafone Group plc 3.375%, 11/24/15                          1,600       1,627
                                                                     ---------
                                                                         2,292
                                                                     ---------
UTILITIES--4.1%
Consolidated Edison Company of New York, Inc.
   06-C 5.500%, 9/15/16                                      1,165       1,308
Dominion Resources, Inc. 2.250%, 9/1/15                        660         642
Southern Co. 2.375%, 9/15/15                                 1,245       1,224
                                                                     ---------
                                                                         3,174
                                                                     ---------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $36,583)                                               37,926
                                                                     ---------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $77,701)                                               76,429
                                                                     ---------

                                                          SHARES       VALUE
                                                         ---------   ---------
SHORT-TERM INVESTMENTS--1.6%

MONEY MARKET MUTUAL FUNDS--1.6%
AIM Short-Term Investment -Liquid Assets
   Portfolio (The) - Institutional Shares (seven-
   day effective yield 0.160%)                             625,497         625
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective yield
   0.150%)                                                 592,209         592
                                                                     ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,217)                                                 1,217
                                                                     ---------
SECURITIES LENDING COLLATERAL--0.1%

BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.252%)(5)                    36,941          37
BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares (seven-day effective yield
   0.160%)(5)                                               70,809          71
                                                                     ---------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $108)                                                     108
                                                                     ---------
TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $79,026)                                               77,754(1)

Other assets and liabilities, net--(0.7)%                                  (517)
                                                                     ---------
NET ASSETS--1 00.0%                                                   $  77,237
                                                                     =========

ABBREVIATIONS:

FNMA   Federal National Mortgage Association ("Fannie Mae").
GNMA   Government National Mortgage Association ("Ginnie Mae")
REMIC  Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information : For tax information at March 31,2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31,2011.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31,2011, these securities amounted to a value of $1,174 or 1.5% of net assets.

(4)  All or a portion of security is on loan.

(5) Represents security purchased with cash collateral received for securities on loan.

(6)  Amount is less than $500.

                      VIRTUS SHORT/INTERMEDIATE BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (Unaudited) +
-----------------------------------------------------
United States                                                  94%
United Kingdom                                                  3
Canada                                                          2
Netherlands                                                     1
                                                        ---------
Total                                                         100%
                                                        ---------

+ % of total investments as of March 31, 2011

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                           LEVEL 2
                                                        TOTAL VALUE AT                   SIGNIFICANT
                                                           MARCH 31,        LEVEL 1      OBSERVABLE
                                                             2011        QUOTED PRICES     INPUTS
                                                        --------------   -------------   -----------
Debt Securities:
  Asset-Backed Securities                               $        7,657   $          --   $     7,657
  Corporate Bonds                                               37,926              --        37,926
  Mortgage-Backed Securities                                    20,020              --        20,020
  Municipal Bonds                                                1,364              --         1,364
  U.S. Government Agency Obligations                             1,175              --         1,175
  U.S. Government Securities                                     8,287              --         8,287
Equity Securities:
  Securities Lending Collateral                                    108              71            37
  Short-Term Investments                                         1,217           1,217            --
                                                        --------------   -------------   -----------
Total Investments                                       $       77,754   $       1,288   $    76,466
                                                        --------------   -------------   -----------


There are no Level 3 (Significant Unobservable Inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                           VIRTUS TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE    VALUE
                                                        ---------   -------
MUNICIPAL BONDS--97.4%

ALABAMA--2.1%
Jefferson County Limited Obligation Series A,
  5.250%, 1/1/17                                        $   3,000   $ 2,729
                                                                    -------

ARIZONA--1.4%
Health Facilities Authority Phoenix Children's
  Hospital Series B, 1.110%, 2/1/42 (2)                     1,000       873
Salt River Project Agricultural Improvement &
  Power District Series B, 5.000%, 1/1/25                   1,000     1,021
                                                                    -------
                                                                      1,894
                                                                    -------

CALIFORNIA--12.4%
Grossmont Healthcare District Series B, 6.000%,
  7/15/34                                                   2,000     2,068
Livermore-Amador Valley Water Management
  Agency Series A, (AMBAC Insured) 5.000%,
  8/1/31                                                    3,075     2,931
M-S-R Energy Authority Series C, 6.500%,
  11/1/39                                                   1,655     1,674
San Diego Unified School District 2008 Election
  0.000%, 7/1/36                                            1,000       176
San Diego Unified School District 2008 Election
  0.000%, 7/1/35                                            3,000       574
South Gate Utility Authority (NATL FGIC Insured)
  0.000%, 10/1/19                                           1,385       855
State Educational Facilities Authority, University of
  Southern California Series A, 5.250%, 10/1/38             2,000     2,015
State of California
  5.000%, 10/1/23                                           1,630     1,630
  6.000%, 11/1/35                                           1,750     1,796
Sunnyvale School District, Election 2004 Series C,
  5.500%, 9/1/34                                            2,500     2,577
                                                                    -------
                                                                     16,296
                                                                    -------

COLORADO--4.3%
Denver City & County School District No.1 Series
  A, 5.500%, 12/1/26                                        1,335     1,442
Public Authority For Energy 6.250%, 11/15/28                2,250     2,343
State Health Facilities Authority, Catholic Health
  Initiatives Series D, 6.250%, 10/1/33                       650       679
State Public Highway Authority E-470 Series B,
  (NATL Insured) 0.000%, 9/1/29                               665       153
University of Colorado Enterprise System Series
  A, 5.375%, 6/1/38                                         1,000     1,010
                                                                    -------
                                                                      5,627
                                                                    -------

CONNECTICUT--2.3%
State Health & Educational Facilities Authority,
  Yale University Series V-2, 0.150%, 7/1/36 (2)            3,000     3,000
                                                                    -------

DISTRICT OF COLUMBIA--3.3%
Metropolitan Washington Airports Authority, Dulles
  Airport Metrorail
  Series Lien - B-09, (AGC Insured) 0.000%,
  10/1/36                                                   2,000       334
  Series Lien - C-09, (AGC Insured) 0.000%,
  10/1/41                                                   4,000     2,855
  Series B, 0.000%, 10/1/44                                 2,000     1,119
                                                                    -------
                                                                      4,308
                                                                    -------

FLORIDA--6.0%
Brevard County Health Facilities Authority, Health
  First, Inc. Project 7.000%, 4/1/39                        1,050     1,112
City of Jacksonville (NATL-Insured) 5.000%,
  10/1/26                                                   1,455     1,462
Orange County Series B, (NATL FGIC Insured)
  5.125%, 1/1/32                                            2,000     1,973
State of Florida 5.000%, 7/1/32                             2,000     2,013
Tampa Bay Water Utility System (NATL FGIC
  Insured) 5.000%, 10/1/31                                  1,375     1,375
                                                                    -------
                                                                      7,935
                                                                    -------

GEORGIA--2.1%
Athens-Clarke County Unified Government Water
  and Sewer Authority, 5.625%, 1/1/28                       1,500     1,611
Chatham County Hospital Authority, Memorial
  Medical Health Center Series A, 6.125%, 1/1/24

                                                            1,280     1,200
                                                                    -------
                                                                      2,811
                                                                    -------

ILLINOIS--9.2%
Chicago Park District Series A, (NATL FGIC
  Insured) 5.000%, 1/1/31                                   1,775     1,740
Dekalb County, Community Unit School District
  No. 428 0.000%, 1/1/30                                    1,000       294

                           VIRTUS TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE    VALUE
-----------------------------------------------------   ---------   -------
ILLINOIS--(CONTINUED)
Metropolitan Pier & Exposition Authority,
  McCormick Place Series B, (AGM Insured)
  0.000%, 6/15/26                                       $   1,000   $   407
  Series B, (AGM Insured) 0.000%, 6/15/27                   1,500       567
State Finance Authority
  University of Chicago Series A, 5.000%, 7/1/26            1,000     1,023
  Art Institute of Chicago Series A, 6.000%,
  3/1/38                                                    1,875     1,901
  Rush University Medical Center Series A,
  7.250%, 11/1/38                                           1,050     1,110
State Toll Highway Authority
  Series A-1, (AGM Insured) 5.000%, 1/1/21                  1,500     1,530
  Series A-1, (FSA Insured) 5.000%, 1/1/24                  1,015     1,022
University of Illinois, South Farms Project(NATL,
  FGIC Insured) 5.250%, 9/1/20                              2,500     2,540
                                                                    -------
                                                                     12,134
                                                                    -------

IOWA--4.8%
State of Iowa,
  Prison Infrastructure Funding 5.000%, 6/15/27             2,000     2,093
  State Jobs Program Series A, 5.000%, 6/1/38               4,250     4,194
                                                                    -------
                                                                      6,287
                                                                    -------

MARYLAND--2.5%
City of Baltimore, Convention Center Series A,
  (XLCA Insured) 5.250%, 9/1/22                             2,200     1,990
State Health & Higher Educational Facilities
  Authority,
  Anne Arundel County Health System Series A,
  6.750%, 7/1/29                                            1,015     1,116
  Anne Arundel County Health System 5.000%,
  7/1/32                                                      250       238
                                                                    -------
                                                                      3,344
                                                                    -------

MASSACHUSETTS--1.6%
State Health & Educational Facilities Authority,
  Harvard University Series A, 5.500%, 11/15/36             2,000     2,113
                                                                    -------

MICHIGAN--4.6%
City of Detroit Sewer Disposal Series Lien B,
 (AGM Insured) 7.500%, 7/1/33                               2,000     2,286
City of Detroit Water Supply System Series A,
 (AGM insured) 5.000%, 7/1/23                               3,750     3,762
                                                                    -------
                                                                      6,048
                                                                    -------
MISSOURI--2.8%
St. Louis Metropolitan District Sewer &
  Wastewater System Series A, 5.750%, 5/1/38                2,000     2,118
State Health & Educational Facilities Authority,
  Washington University Series B, 0.230%,
  9/1/30(2)                                                 1,220     1,220
  Washington University Series A, 5.375%,
  3/15/39                                                     315       326
                                                                    -------
                                                                      3,664
                                                                    -------

NEBRASKA--1.2%
University of Nebraska Lincoln Series A, 5.250%,
  7/1/34                                                    1,500     1,547
                                                                    -------

NEW HAMPSHIRE--0.6%
State Health & Education Facilities Authority,
  Exeter Project 6.000%, 10/1/24                              750       762
                                                                    -------

NEW YORK--9.7%
City of New York Series E-1, 6.250%, 10/15/28               1,000     1,108
City of New York, Industrial Development Agency,
  Queens Baseball Stadium Project (AMBAC
  Insured) 5.000%, 1/1/31                                     450       379
  Queens Baseball Stadium Project (AGC
  Insured) 6.375%, 1/1/39                                   1,000     1,049
City of New York, Municipal Water Finance
  Authority, Water & Sewer Series A-09, 5.750%,
  6/15/40                                                   5,590     5,892
Metropolitan Transportation Authority Series C-08,
  6.250%, 11/15/23                                          3,040     3,398
New York City Transitional Finance Authority
  Series B, 5.000%, 8/1/28                                  1,000     1,012
                                                                    -------
                                                                     12,838
                                                                    -------

OHIO--0.8%
State Higher Educational Facility Commission
  University Hospital Health System Series A-09,
  6.750%, 1/15/39                                           1,000     1,030
                                                                    -------
PENNSYLVANIA--4.7%
Chester County Health & Education Facilities
  Authority, Chester County Hospital Series A,
  6.750%, 7/1/31                                            1,000       948
State Turnpike Commission Authority,
  Series B2, 0.000%, 12/1/30                                1,900     1,356
  Sub - series B2, 0.000%, 12/1/34                          2,000     1,498

                           VIRTUS TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE    VALUE
                                                        ---------   -------
PENNSYLVANIA--(CONTINUED)
  Sub - series E, 0.000%, 12/1/38                       $   2,000   $ 1,349
  Sub - series B, 5.750%, 6/1/39                            1,000     1,008
                                                                    -------
                                                                      6,159
                                                                    -------

PUERTO RICO--7.3%
Commonwealth of Puerto Rico, Electric Power
  Authority, Series ZZ, 5.250%, 7/1/22                      4,000     4,038
Commonwealth of Puerto Rico, Sales Tax Finance
  Corp.
  First Sub-Series C, 5.000%, 8/1/35                        1,000       879
  First Sub-Series C, 6.000%, 8/1/39                          550       547
  First Sub-Series A, 6.000%, 8/1/42                        1,185     1,167
  First Sub-Series A, 6.500%, 8/1/44                        3,000     3,075
                                                                    -------
                                                                      9,706
                                                                    -------

TEXAS--7.6%
Dallas Independent School District (PSF
  Guaranteed) 5.250%, 2/15/30                               1,850     1,940
Forney Independent School District,
  Series A, (PSF Guaranteed) 5.750%, 8/15/33                  750       798
  Series A, (PSF Guaranteed) 6.000%, 8/15/37                2,000     2,156
Harris County Health Facilities Development
  Corp.,
  Memorial Hermann Healthcare System Series
  B, 7.250%, 12/1/35                                        2,450     2,648
  Baylor College of Medicine Series B, 0.210%,
  11/15/47                                                  1,000     1,000
Texas Municipal Gas Aquisition and Supply Corp.
  Senior Lien, Series D, 6.250%, 12/15/26                   1,485     1,510
                                                                    -------
                                                                     10,052
                                                                    -------

WASHINGTON--3.0%
State of Washington (AGC Insured), Series A,
  5.000%, 7/1/29                                            3,900     3,976
                                                                    -------

WISCONSIN--1.6%
State Health & Educational Facilities Authority,
  Howard Young (Radian Insured) 5.000%,
  8/15/18                                                   2,150     2,101
                                                                    -------

WYOMING--1.5%
Lincoln County, Pollution Control (Exxon Project)
  0.130%, 8/1/15                                            2,000     2,000
                                                                    -------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $128,763)                                          128,361
                                                                    -------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $128,763)                                          128,361
                                                                    -------

                                                         SHARES      VALUE
                                                        ---------   --------
SHORT-TERM INVESTMENTS--1.4%

MONEY MARKET MUTUAL FUNDS--1.4%
AIM Tax-Free Cash Reserve Portfolio (The) -
  Institutional Shares (seven-day effective yield
  0.130%)                                                 415,094   $    415
Goldman Sachs Financial Square Funds - Tax-
  Free Money Market Fund - Institutional Shares
  (seven-day effective yield 0.170%)                    1,382,302      1,382
                                                                    --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,797)                                               1,797
                                                                    --------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $130,560)                                           130,158(1)

Other assets and liabilities, net--1.2%                                1,589
                                                                    --------
NET ASSETS--100.0%                                                  $131,747
                                                                    ========


ABBREVIATIONS:

AGC      Assured Guaranty Corp.
AGM      Assured Guaranty Municipal Corp.
AMBAC    American Municipal Bond Assurance Corp.
FDIC     Federal Deposit Insurance Corporation
FGIC     Financial Guaranty Insurance Company
FSA      Financial Security Assurance, Inc.
NATL     National Public Finance Guarantee Corp.
PSF      Permanent School Fund
Radian   Radian Asset Assurance, Inc.
XLCA     XL Capital Assurance

FOOTNOTE LEGEND:

(1) Federal Income Tax Information : For tax information at March 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(3) At March 31, 2011, 29% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Funds' net assets.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                           LEVEL 2
                                                        TOTAL VALUE AT                   SIGNIFICANT
                                                           MARCH 31,        LEVEL 1      OBSERVABLE
                                                             2011        QUOTED PRICES     INPUTS
                                                        --------------   -------------   -----------
Debt Securities:
  Municipal Bonds                                       $      128,361   $          --   $   128,361
Equity Securities:
  Short-Term Investments                                         1,797           1,797            --
                                                        --------------   -------------   -----------
Total Investments                                       $      130,158   $       1,797    $  128,361
                                                        --------------   -------------   -----------

There are no Level 3 (Significant Unobservable Inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                  VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                          PAR VALUE       VALUE
                                                                                          ---------    ----------
U.S. GOVERNMENT SECURITIES--19.6%

U.S. Treasury Bill
   0.125%, 4/15/11(3)                                                                     $  20,000    $   19,999
   0.170%, 9/22/11(3)                                                                        20,000        19,984
   0.307%, 2/9/12(3)                                                                         15,000        14,960
U.S. Treasury Note
   0.875%, 4/30/11                                                                           25,000        25,015
   0.875%, 5/31/11                                                                           20,000        20,024
   1.125%, 6/30/11                                                                           20,000        20,047
   1.000%, 8/31/11                                                                           10,000        10,035
   1.000%, 9/30/11                                                                           15,000        15,062
                                                                                                       ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $145,126)                                                                                145,126
                                                                                                       ----------
FEDERAL AGENCY SECURITIES--35.7%

FHLB
   0.210%, 4/1/11(10/21/11)(2)(4)                                                             9,900         9,900
   0.230%, 4/1/11(1/24/12)(2)(4)                                                             20,000        20,000
   (6/15/11) 0.310%, 4/1/11(6/15/11)(2)(4)                                                    8,500         8,503
   0.510%, 6/22/11                                                                           10,000        10,000
   0.350%, 11/7/11                                                                            5,000         5,000
   0.340%, 11/15/11(3)                                                                        5,000         5,000
   0.460%, 3/14/12                                                                           15,000        15,000
   0.410%, 4/27/12                                                                            7,500         7,500
   0.450%, 4/27/12                                                                            6,000         6,000

FHLMC
   (11/9/11) 0.120%, 4/1/11(11/9/11)(2)(4)                                                   15,000        14,994
   0.130%, 4/1/11(1/25/12)(2)(4)                                                              9,530         9,524
   0.221%, 5/4/11(2)                                                                         12,400        12,400
   0.210%, 5/23/11(3)                                                                         5,000         4,998
   0.150%, 5/24/11(3)                                                                        10,000         9,998
   0.120%, 6/6/11(3)                                                                         25,000        24,994
   0.120%, 6/13/11(3)                                                                        25,000        24,994

FNMA
   0.030%, 4/15/11(3)                                                                        25,000        25,000
   0.148%, 4/27/11(7/27/11)(2)(4)                                                            10,000         9,998
   1.375%, 4/28/11                                                                           12,000        12,010
   0.170%, 7/6/11(3)                                                                          4,300         4,298
   Overseas Private Investment Corp.
   0.240%, 4/6/11(11/15/13)(2)(4)                                                            12,122        12,122
   0.240%, 4/7/11(5/15/21)(2)(4)                                                              9,900         9,900
   0.240%, 4/7/11(10/20/17)(2)(4)                                                             2,500         2,500
                                                                                                       ----------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $264,633)                                                                                264,633
                                                                                                       ----------
REPURCHASE AGREEMENTS--41.8%

Bank of America Corp. 0.150% dated 3/31/11
   due 4/1/11, repurchase price $145,000
   collateralized by FNMA, FHLMC, 3.395% -
   5.869%, 7/1/25 - 8/1/40 market value $147,900                                            145,000       145,000
Barclays Bank plc 0.110% dated 3/31/11 due
   4/1/11, repurchase price $20,400 collateralized
   by U.S. Treasury 0.625%, 1/31/13 market
   value $ 20,379                                                                            20,000        20,000
Goldman Sachs Group, Inc. (The) 0.160% dated
   3/31/11 due 4/1/11, repurchase price $ 145,491
   collateralized by FNMA 3.500%-6.180%,
   9/1/25-3/1/41,, FHLMC 2.265% - 7.000%,
   1/1/18 - 6/1/40 market value $147,835                                                    145,491       145,491
                                                                                                       ----------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $310,491)                                                                                310,491
                                                                                                       ----------

                                                                                           SHARES         VALUE
                                                                                         ----------    ----------
MONEY MARKET MUTUAL FUNDS--4.7%

AIM Short-Term Investment Treasury Portfolio
   (The) - Institutional Shares (seven-day
   effective yield 0.020%)                                                               15,000,008        15,000
Goldman Sachs Financial Square Funds -
   Treasury Instruments Fund (seven-day
   effective yield 0.010%)                                                               20,000,004        20,000
                                                                                                       ----------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $35,000)                                                                                  35,000
                                                                                                       ----------

TOTAL INVESTMENTS--101.8%
(IDENTIFIED COST $755,250)                                                                                755,250(1)

Other assets and liabilities, net--(1.8)%                                                                 (13,235)
                                                                                                       ----------
NET ASSETS--100.0%                                                                                     $  742,015
                                                                                                       ==========

ABBREVIATION LEGEND

FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA    Federal National Mortgage Association ("Fannie Mae").

FOOTNOTE LEGEND

(1) Federal Income Tax Information: At March 31, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.

                   VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(3)   The rate shown is the discount rate.

(4)   The date shown represents next interest reset date.

(5)   Final maturity date.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                                    LEVEL 2
                                                                   TOTAL VALUE AT                 SIGNIFICANT
                                                                     MARCH 31,        LEVEL 1     OBSERVABLE
                                                                       2011        QUOTED PRICES    INPUTS
                                                                   --------------  -------------  -----------
Debt Securities:
 Federal Agency Securities                                         $      264,633  $          --  $   264,633
 Repurchase Agreements                                                    310,491             --      310,491
 U.S. Government Securities                                               145,126             --      145,126
Equity Securities:
 Money Market Mutual Funds                                                 35,000         35,000           --
                                                                   --------------  -------------  -----------
Total Investments                                                  $      755,250  $      35,000  $   720,250
                                                                   --------------  -------------  -----------

There are no Level 3 (Significant Unobservable Inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                        VIRTUS INSIGHT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                          PAR VALUE      VALUE
                                                                                          ---------    ---------
U.S. GOVERNMENT SECURITIES(3)--1.8%

U.S. Treasury Bill 0.307%, 2/9/12                                                         $  29,500    $  29,421
                                                                                                       ---------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $29,421)                                                                                 29,421
                                                                                                       ---------
COMMERCIAL PAPER(3)--50.7%

Belmont Funding LLC 0.250%, 4/1/11                                                           65,000       65,000
BNP Paribas Financial, Inc. 0.310%, 6/28/11                                                  25,000       24,981
Cancara Asset Securitization LLC
 0.270%, 4/19/11                                                                             16,500       16,498
 0.310%, 5/16/11                                                                             25,000       24,990
 0.300%, 6/13/11                                                                             23,500       23,486
DnB Nor Bank ASA 0.135%, 4/7/11                                                              50,000       49,999
Grampian Funding LLC
 0.320%, 5/13/11                                                                             25,000       24,991
 0.310%, 6/8/11                                                                              17,000       16,990
 0.310%, 6/22/11                                                                             23,000       22,984
Liberty Street Funding LLC
 0.230%, 4/11/11                                                                             23,000       22,999
 0.250%, 4/12/11                                                                             25,000       24,998
 0.280%, 6/2/11                                                                              19,411       19,402
Lloyds Bank plc 0.275%, 6/21/11                                                              30,000       29,981
Metlife
 0.230%, 5/10/11                                                                             22,000       21,995
 0.280%, 6/13/11                                                                             27,687       27,671
 0.280%, 6/27/11                                                                             10,000        9,993
Old Line Funding LLC 0.270%, 4/4/11                                                          25,000       24,999
Regency Markets No1. LLC
 0.250%, 4/18/11                                                                             40,000       39,995
 0.240%, 4/27/11                                                                             25,000       24,996
Salisbury Receivables LLC
 0.170%, 4/7/11                                                                              20,000       19,999
 0.230%, 4/11/11                                                                             25,000       24,998
 0.210%, 4/15/11                                                                             20,000       19,998
Societe Generale
 0.210%, 4/12/11                                                                             30,000       29,998
 0.210%, 4/21/11                                                                             30,000       29,997
Solitaire Funding LLC
 0.310%, 4/5/11                                                                              20,000       19,999
 0.300%, 4/14/11                                                                             28,000       27,997
 0.300%, 5/25/11                                                                             15,000       14,993
Thunder Bay Funding LLC 0.270%, 4/7/11                                                       20,065       20,064
Versailles CDS LLC
 0.270%, 4/4/11                                                                              35,000       34,999
 0.320%, 5/10/11                                                                             30,000       29,990
Wal-Mart Stores 0.175%, 4/12/11                                                              57,360       57,357
                                                                                                       ---------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $847,337)                                                                               847,337
                                                                                                       ---------
FEDERAL AGENCY SECURITIES--8.1%

FHLB
 0.350%, 11/7/11                                                                             25,000       25,000
 0.340%, 11/15/11                                                                            48,000       47,997
 0.460%, 3/14/12                                                                             27,750       27,750
 0.410%, 4/27/12                                                                             17,500       17,500
 0.450%, 4/27/12                                                                             17,000       17,000
                                                                                                       ---------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $135,247)                                                                               135,247
                                                                                                       ---------
PROMISSORY NOTES--3.6%

Goldman Sachs Group, Inc. (The) 0.630%,
 8/22/11(6)(7)                                                                               60,000       60,000
                                                                                                       ---------
TOTAL PROMISSORY NOTES
(IDENTIFIED COST $60,000)                                                                                 60,000
                                                                                                       ---------

MEDIUM TERM NOTES--0.6%

General Electric Capital Corp. 5.720%, 8/22/11                                            $  10,000       10,000
                                                                                                       ---------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $10,000)                                                                                 10,000
                                                                                                       ---------

CERTIFICATES OF DEPOSIT--14.7%

Bank of Nova Scotia
 0.430%, 5/3/11(5/3/10)                                                                      15,000       15,001
 0.400%, 5/9/11(5/9/11)                                                                      40,000       40,000
Natixis 0.210%, 4/13/11                                                                      60,000       60,000
Rabobank Nederland N.V. 0.400%, 6/3/11                                                       36,600       36,600
Royal Bank of Scotland plc (The) 0.513%, 7/4/11                                              50,000       50,000
Svenska Handelsbanken AB 0.280%, 4/25/11                                                     15,000       15,000
Svenska Handelsbanken NY 0.280%, 5/12/11                                                     30,000       30,000
                                                                                                       ---------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $246,601)                                                                               246,601
                                                                                                       ---------
VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(2)(4)--2.4%

Colorado Housing & Finance Authority, Single
 Family Housing Taxable
 Series B-2, 0.250%, 4/6/11(11/1/33)(5)                                                      13,100       13,100

                        VIRTUS INSIGHT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                        PAR VALUE             VALUE
                                                                                        ----------          ----------
Series A-2, 0.220%, 4/7/11(5/1/38) (5)                                                  $   26,800          $   26,800
                                                                                                            ----------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL
(IDENTIFIED COST $ 39,900)                                                                                      39,900
                                                                                                            ----------
REPURCHASE AGREEMENTS--11.3%

Goldman Sachs Group, Inc. (The) 0.160% dated
  3/31/11 due 4/1/11, repurchase price $189,510
  collateralized by FHLMC 4.5000-5.000%,
  8/1/17-2/1/40, and FNMA 2.506-
  6.000%,4/1/23-2/1/41 market value  $193,299.                                             189,509             189,509
                                                                                                            ----------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $ 189,509)                                                                                    189,509
                                                                                                            ----------

                                                                                          SHARES              VALUE
                                                                                        ----------          ----------
MONEY MARKET MUTUAL FUNDS--8.9%

AIM Short-Term Investments Liquid Assets
  Portfolio (The) Institutional Shares (seven-day effective yield 0.240%)               74,403,976              74,404
Goldman Sachs Financial Square Funds - Money
  Market Fund - Institutional Share (seven-day effective yield 0.220%)                  74,390,165              74,390
                                                                                                            ----------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $ 148,794)                                                                                    148,794
                                                                                                            ----------

TOTAL INVESTMENTS--102.1%
(IDENTIFIED COST $1,706,809)                                                                                 1,706,809(1)

Other assets and liabilities, net--(2.1)%                                                                      (34,446)
                                                                                                            ----------
NET ASSETS--100.0%                                                                                          $1,672,363
                                                                                                            ==========

ABBREVIATIONS:

FDIC  Federal Deposit Insurance Corporation
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: At March 31, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(3)   The rate shown is the discount rate.

(4)   The date shown represents next interest reset date.

(5) Security with a "put" feature; the date shown is when the security may be put back for redemption.

(6)   Final maturity date.

(7)   Illiquid security.

                        VIRTUS INSIGHT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (Unaudited) +
--------------------------------
United States                        88%
France                                5
United Kingdom                        5
Netherlands                           2
                                    ---
Total                               100%
                                    ---

+     % of total investments as of March 31, 2011

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation
Note 1A in the Notes to Schedules of Investments):

                                                                                        LEVEL 2
                                                     TOTAL VALUE AT                   SIGNIFICANT
                                                       MARCH 31,         LEVEL 1      OBSERVABLE
                                                         2011         QUOTED PRICES     INPUTS
                                                    ---------------   -------------   -----------
Debt Securities:
   Certificates Of Deposit                          $      246,601    $          --   $   246,601
   Commercial Paper                                        847,337               --       847,337
   Federal Agency Securities                               135,247               --       135,247
   Medium Term Notes                                        10,000               --        10,000
   Promissory Notes                                         60,000               --        60,000
   Repurchase Agreements                                   189,509               --       189,509
   U.S. Government Securities                               29,421               --        29,421
   Variable Rate Demand Obligations - Municipal             39,900               --        39,900
Equity Securities:
   Money Market Mutual Funds                               148,794          148,794            --
                                                    --------------   --------------   -----------
Total Investments                                   $    1,706,809   $      148,794   $ 1,558,015
                                                    --------------   --------------   -----------

There are no Level 3 (Significant Unobservable Inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                  VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE     VALUE
                                                      ---------   -----------
COMMERCIAL PAPER - MUNICIPAL--20.9%

MASSACHUSETTS--4.5%

Health & Educational Facilities Authority 0.220%,
  4/4/11                                              $   9,000   $     9,000
                                                                  -----------

MICHIGAN--8.2%
University of Michigan 0.230%, 4/4/11                     9,000         9,000
University of Minnesota 0.220%, 4/4/11                    7,500         7,500
                                                                  -----------
                                                                       16,500
                                                                  -----------

TEXAS--3.7%
University of Texas 0.220%, 4/4/11                        7,350         7,350
                                                                  -----------

VIRGINIA--4.5%
University of Virginia 0.230%, 5/3/11                     9,000         9,000
                                                                  -----------

TOTAL COMMERCIAL PAPER - MUNICIPAL
(IDENTIFIED COST $ 41,850)                                             41,850
                                                                  -----------

VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL
(2)(3)--72.3%

ALASKA--2.6%
City of Valdez Exxon Pipeline Project, Series A
  0.180%, 4/1/11 (12/1/33)(4)                             5,200         5,200
                                                                  -----------

ARIZONA--1.7%
Arizona State University Series A 0.200%,
  4/6/11 (7/1/34)(4)                                      3,400         3,400
                                                                  -----------

COLORADO--2.8%
City of Aurora, The Children Hospital Series C,
  0.230%, 4/7/11 (12/1/33)(4)                             5,525         5,525
                                                                  -----------

CONNECTICUT--4.5%
State Health & Educational Facilities Authority,
  Yale University
  Series V-2, 0.150%, 4/1/11(7/1/36)(4)                   7,000         7,000
  Series Y-2, 0.150%, 4/1/11(7/1/35)(4)                   2,000         2,000
                                                                  -----------
                                                                        9,000
                                                                  -----------

FLORIDA--5.0%
JEA Water & Sewer System Series B-1, 0.230%,
  4/6/11 (10/1/36) (4)                                   10,000        10,000
                                                                  -----------

ILLINOIS--2.5%
Health Facilities Authority, Northwestern Memorial
  Healthcare Series C, 0.220%, 4/1/11 (8/15/32)(4)        5,000         5,000
                                                                  -----------

INDIANA--5.0%
State Finance Authority
  Ascension Series E-5 0.220%,
  4/6/11(11/15/33)(4)                                     5,000         5,000
Trinity Health Series D-1 0.230%,
  4/7/11(12/1/34)(4)                                      5,000         5,000
                                                                  -----------
                                                                       10,000
                                                                  -----------

KANSAS--3.5%
State Department of Transportation Series C-1,
  0.190%, 4/6/11 (9/1/21)(4)                              7,000         7,000
                                                                  -----------

MARYLAND--2.0%
State Economic Development Corp. Howard
  Medical Institute Series A 0.200%, 4/6/11
  (2/15/43)(4)                                            4,060         4,060
                                                                  -----------

MASSACHUSETTS--5.0%
Commonwealth of Massachusetts Series B,
  0.260%, 4/1/11 (3/1/26)(4)                             10,000        10,000
                                                                  -----------

MISSISSIPPI--8.2%
Hospital Equipment & Facilities Authority, North
  Mississippi Health Services Series 97-1,
  0.230%, 4/6/11 (5/15/27)(4)                            10,000        10,000
Jackson County, Pollution Control, Chevron
  U.S.A., Inc. Project Series 93 0.170%, 4/1/11
  (6/1/23)(4)                                             6,415         6,415
                                                                  -----------
                                                                       16,415
                                                                  -----------
MISSOURI--2.8%
State Health & Educational Facilities Authority St.
  Louis University Series B-2 0.200%, 4/1/11
  (10/1/35)(4)                                            2,300         2,300
State Health & Educational Facilities Authority,
  Sisters of Mercy Health System Series H,
  0.220%, 4/6/11 (6/1/39)(4)                              3,300         3,300
                                                                  -----------
                                                                        5,600
                                                                  -----------
NEW YORK--10.4%
City of New York
  Sub-series B-2, 0.200%, 4/1/11(8/15/20)(4)              3,000         3,000
  Sub-series H-4, 0.190%, 4/1/11(3/1/34)(4)               9,255         9,255
  Sub-series H-2 0.210%, 4/6/11(3/1/34)(4)                3,900         3,900

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE        VALUE
                                                        -----------     ----------
NEW YORK--(CONTINUED)
State Dormitory Authority Series A 0.220%, 4/6/11
   (11/15/36)(4)                                        $     4,690     $    4,690
                                                                        ----------
                                                                            20,845
                                                                        ----------

NORTH CAROLINA--3.0%
City of Raleigh 0.350%, 4/7/11 (6/1/34)(4)                    4,820          4,820
State Educational Facility Finance Agency Duke
   University Project Series A 0.170%, 4/7/11
   (6/1/27)(4)                                                1,155          1,155
                                                                        ----------
                                                                             5,975
                                                                        ----------

OREGON--2.3%
Clackamas County Hospital Facility Authority,
   Legacy Health System, Series C, 0.220%,
   4/6/11 (6/1/37)(4)                                         4,700          4,700
                                                                        ----------

TEXAS--4.4%
Board of Regents of the University of Texas
   System, Series 08-B, 0.170%, 4/7/11 (8/1/32)(4)            1,835          1,835
Harris County Health Facilities Development
   Corp., Baylor College Medicine Series B,
   0.220%, 4/1/11 (11/15/47)(4)                               6,900          6,900
                                                                        ----------
                                                                             8,735
                                                                        ----------

UTAH--1.1%
City of Murray, Intermountain Healthcare Service,
   Inc. Series C, 0.220%, 4/1/11 (5/15/37)(4)                 2,300          2,300
                                                                        ----------

VIRGINIA--2.5%
Fairfax County Industrial Development Authority,
   Inova Health System Project, Series 10-A1,
   0.370%, 4/7/11 (5/15/39)(4)                                5,000          5,000
                                                                        ----------

WYOMING--3.0%
Lincoln County, Pollution Control, Exxon Project
   0.160%, 4/1/11 (8/1/15)(4)                                 3,500          3,500
Sublette County, Pollution Control, Exxon Project
   0.160%, 4/1/11 (11/1/14)(4)                                1,100          1,100
Uinta County, Pollution Control, Chevron U.S.A.,
   Inc. Project 0.200%, 4/1/11 (12/1/22)(4)                   1,500          1,500
                                                                        ----------
                                                                             6,100
                                                                        ----------

TOTAL VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL
(IDENTIFIED COST $144,855)                                                 144,855
                                                                        ----------

                                                          SHARES          VALUE
                                                        -----------     ----------
MONEY MARKET MUTUAL FUNDS--6.5%

AIM Tax-Free Cash Reserve Portfolio (The) -
   Institutional Shares (seven-day effective yield
   0.050%)                                                3,120,637     $    3,121
Goldman Sachs Financial Square Funds - Tax-
   Free Money Market Fund - Institutional Shares
  (seven-day effective yield 0.080%)                      9,846,183          9,846
                                                                        ----------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $12,967)                                                   12,967
                                                                        ----------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $199,672)                                                 199,672(1)
Other assets and liabilities, net--0.3%                                        587
                                                                        ----------
NET ASSETS--100.0%                                                      $  200,259
                                                                        ==========

ABBREVIATIONS:

VA    Department of Veterans Affairs

FOOTNOTE LEGEND

(1) Federal Income Tax Information: At March 31, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(3)   The date shown represents next interest reset date.

(4)   Final maturity date.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                         LEVEL 2
                                                     TOTAL VALUE AT                    SIGNIFICANT
                                                       MARCH 31,         LEVEL 1       OBSERVABLE
                                                          2011         QUOTED PRICES      INPUTS
                                                     --------------   --------------   -----------
Debt Securities:
  Commercial Paper - Municipal                       $       41,850   $           --  $     41,850
  Variable Rate Demand Obligations - Municipal              144,855               --       144,855
Equity Securities:
  Money Market Mutual Funds                                  12,967           12,967            --
                                                     --------------   --------------   -----------
Total Investments                                    $      199,672   $       12,967   $   186,705
                                                     --------------   --------------   -----------

There are no Level 3 (Significant Unobservable Inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of 12 diversified funds (each a "Fund") in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Funds have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

o     Level 1 - quoted prices in active markets for identical securities

o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and Certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may

 Other information regarding each Fund is available in the Trust's most recent
                             Report to Shareholders

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)(CONTINUED)

also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

The Funds value their investments in the BlackRock Institutional Money Market Trust ("IMM Trust") at fair value, which is based upon the net asset value of the IMM Trust, calculated each day that the NYSE is open for business. Investments held by the IMM Trust are valued using amortized cost and the IMM Trust intends to comply with relevant maturity, portfolio quality and diversification requirements set forth in Rule 2a-7 ("2a-7"), as well as monitoring procedures called for by 2a-7. The IMM Trust is not registered under the 1940 Act, and is categorized as Level 2 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds' major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuations are reflected as Level 2.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds:

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions

The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees,

 Other information regarding the Funds are available in the Trust's most recent
                            Report to shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)(CONTINUED)

elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

C. SECURITY LENDING

Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with Bank of New York Mellon ("BNY Mellon") or PFPC Trust Co. ("PFPC"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government and its agencies. Cash collateral is invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by BNY Mellon or PFPC for their services as securities lending agents and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2011, the following funds had securities on loan (reported in thousands):

                                  Market Value   Cash Collateral
                                  ------------   ---------------
Balanced Allocation               $      5,795   $         5,962
Core Equity Fund                         9,879            10,016
Emerging Markets
   Opportunities Fund                    8,013             8,302
Value Equity Fund                        7,618             7,787
Intermediate Government
        Bond Fund                          459               475
Short/Intermediate
     Bond Fund                             103               108

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES
($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2011, the Funds held no illiquid and restricted securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION
($ reported in thousands)

At March 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

                                                                       NET UNREALIZED
                            FEDERAL     UNREALIZED      UNREALIZED      APPRECIATION
FUND                        TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----                        --------   ------------   --------------   --------------
Balanced Allocation Fund    $ 69,785   $     10,513   $      (1,553)   $        8,960

 Other information regarding the Funds are available in the Trust's most recent
                            Report to shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)(CONTINUED)

Core Equity Fund                          80,247       16,050       (1,267)       14,783
Emerging Markets Opportunities Fund    1,314,739      167,417      (11,198)      156,219
Value Equity Fund                        132,896       23,401       (2,737)       20,664
High Yield Income Fund                    49,341        3,414          (47)        3,367
Intermediate Government Bond Fund         28,451        1,112         (337)          775
Intermediate Tax-Exempt Bond Fund         81,050        1,520       (2,574)       (1,054)
Short/Intermediate Bond Fund              79,049        2,172       (3,467)       (1,295)
Tax-Exempt Bond Fund                     130,560        3,069       (3,471)         (402)

NOTE 4--SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the series through the date the financial statements were available for issuance, and has determined that no subsequent events require recognition or disclosure in the financial statements.

 Other information regarding the Funds are available in the Trust's most recent
                            Report to shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Insight Trust
             --------------------

By (Signature and Title)*    /s/ George R. Aylward
                             ---------------------
                             George R. Aylward, President
                             (principal executive officer)

Date May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ George R. Aylward
                             ---------------------
                             George R. Aylward, President
                             (principal executive officer)

Date May 31, 2011

By (Signature and Title)*    /s/ W. Patrick Bradley
                             ----------------------
                             W. Patrick  Bradley, Chief Financial Officer
                             and Treasurer (principal financial officer)

Date May 24, 2011

------------------
* Print the name and title of each signing officer under his or her signature.